UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2016

WESTERN ASSET

CORE BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 20% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Bond Fund for the six-month reporting period ended June 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

II	Western Asset Core Bond Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First quarter 2016 GDP growth then decelerated to 0.8%. The U.S. Department of Commerce’s initial reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.2%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”), an upturn in exports and smaller decreases in nonresidential fixed investment and in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended in June 2016, unemployment was 4.9%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed also declined over the period. In June 2016, 25.8% of Americans looking for a job had been out of work for more than six months, versus 26.9% when the period began.

Western Asset Core Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016, April 27, 2016, June 15, 2016 and July 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2016?

A. Both short- and long-term Treasury yields moved sharply lower during the six months ended June 30, 2016. Two-year Treasury yields fell from a peak of 1.06% at the beginning of the period to a low of 0.58% at the end of the period. Ten-year Treasury yields began the reporting period at a peak of 2.27% and ended the period at 1.49%. Their low of 1.46% occurred on June 27 and June 28, 2016.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive results during the reporting period. Performance fluctuated with investor sentiment given signs of moderating global growth, shifting expectations for future Fed monetary policy, the U.K. referendum to leave the European Union (“Brexit”) and several geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexiv, gained 5.31% during the six months ended June 30, 2016. Higher risk segments of the market generated the best returns during the reporting period.

Performance review

For the six months ended June 30, 2016, Class I shares of Western Asset Core Bond Fund returned 5.92%. The Fund’s unmanaged benchmark, the Barclays U.S. Aggregate Index, returned 5.31% for the same period. The Lipper Core Bond Debt Funds Category Average1 returned 5.02% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 513 funds in the Fund’s Lipper category, and excluding sales charges.

IV	Western Asset Core Bond Fund

Performance Snapshot as of June 30, 2016 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Bond Fund:
Class A	5.71%
Class C	5.36%
Class C1	5.50%
Class FI	5.73%
Class R	5.55%
Class I	5.92%
Class IS	5.92%
Barclays U.S. Aggregate Index	5.31%
Lipper Core Bond Debt Funds Category Average[1]	5.02%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2016 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.71%, 1.12%, 1.38%, 1.81%, 1.47%, 2.15% and 2.17%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class A and Class I shares would have been 1.69% and 2.06%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2016, the gross total annual operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.91%, 1.54%, 1.22%, 0.81%, 1.12%, 0.54% and 0.44%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.42% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 513 funds in the Fund’s Lipper category, and excluding sales charges.

Western Asset Core Bond Fund	V

Investment commentary (cont’d)

expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Fed) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

VI	Western Asset Core Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2016 and December 31, 2015 and does not include derivatives such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset Core Bond Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.71%	$1,000.00	$1,057.10	0.85%	$4.35	Class A	5.00%	$1,000.00	$1,020.64	0.85%	$4.27
Class C	5.36	1,000.00	1,053.60	1.49	7.61	Class C	5.00	1,000.00	1,017.45	1.49	7.47
Class C1	5.50	1,000.00	1,055.00	1.24	6.34	Class C1	5.00	1,000.00	1,018.70	1.24	6.22
Class FI	5.73	1,000.00	1,057.30	0.79	4.04	Class FI	5.00	1,000.00	1,020.93	0.79	3.97
Class R	5.55	1,000.00	1,055.50	1.14	5.83	Class R	5.00	1,000.00	1,019.19	1.14	5.72
Class I	5.92	1,000.00	1,059.20	0.45	2.30	Class I	5.00	1,000.00	1,022.63	0.45	2.26
Class IS	5.92	1,000.00	1,059.20	0.43	2.20	Class IS	5.00	1,000.00	1,022.73	0.43	2.16

2	Western Asset Core Bond Fund 2016 Semi-Annual Report

[1]	For the six months ended June 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Core Bond Fund 2016 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAC	— Western Asset Core Bond Fund

4	Western Asset Core Bond Fund 2016 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAC	— Western Asset Core Bond Fund

Western Asset Core Bond Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2016

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 31.1%
U.S. Government Agencies — 2.0%
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	$20,110,000	$30,811,315
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	59,220,000	56,887,147
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	6,320,000	6,206,581
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	1,150,000	1,122,533
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	6,720,000	6,618,904
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	5,410,000	5,342,646
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/20	9,190,000	8,745,875
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	2,450,000	3,751,697
Total U.S. Government Agencies				119,486,698
U.S. Government Obligations — 29.1%
U.S. Treasury Bonds	2.875%	5/15/43	2,630,000	2,957,414
U.S. Treasury Bonds	3.375%	5/15/44	14,110,000	17,390,025
U.S. Treasury Bonds	3.000%	11/15/44	14,470,000	16,637,114
U.S. Treasury Bonds	3.000%	5/15/45	274,320,000	315,307,248
U.S. Treasury Bonds	3.000%	11/15/45	52,510,000	60,378,308
U.S. Treasury Bonds	2.500%	2/15/46	86,920,000	90,508,840
U.S. Treasury Bonds	2.500%	5/15/46	254,080,000	264,769,146
U.S. Treasury Notes	1.875%	9/30/17	620,000	630,148
U.S. Treasury Notes	0.625%	11/30/17	4,310,000	4,313,534
U.S. Treasury Notes	1.625%	7/31/19	250,000	256,748
U.S. Treasury Notes	1.375%	3/31/20	5,850,000	5,960,600
U.S. Treasury Notes	1.625%	6/30/20	8,510,000	8,751,335
U.S. Treasury Notes	1.625%	7/31/20	122,200,000	125,660,704
U.S. Treasury Notes	1.375%	9/30/20	510,000	519,264
U.S. Treasury Notes	2.625%	11/15/20	30,000	32,142
U.S. Treasury Notes	1.375%	1/31/21	34,740,000	35,354,724
U.S. Treasury Notes	1.750%	3/31/22	76,660,000	79,208,332
U.S. Treasury Notes	1.875%	5/31/22	10,100,000	10,504,788
U.S. Treasury Notes	1.875%	8/31/22	25,230,000	26,222,447
U.S. Treasury Notes	2.000%	11/30/22	192,390,000	201,355,759
U.S. Treasury Notes	1.500%	2/28/23	86,060,000	87,310,538
U.S. Treasury Notes	1.625%	4/30/23	3,020,000	3,087,832
U.S. Treasury Notes	1.250%	6/30/23	133,570,000	134,258,687
U.S. Treasury Notes	2.375%	8/15/24	15,760,000	16,964,159
U.S. Treasury Notes	2.000%	8/15/25	440,000	459,989
U.S. Treasury Notes	1.625%	2/15/26	187,550,000	189,659,938
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/21	2,470,000	2,328,212

See Notes to Financial Statements.

6	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/43	$7,800,000	$4,141,082
Total U.S. Government Obligations				1,704,929,057
Total U.S. Government & Agency Obligations (Cost — $1,723,406,815)				1,824,415,755
Asset-Backed Securities — 6.9%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	1,203,847	1,260,732	(a)
321 Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	4,462,741	4,503,233	(a)
Airspeed Ltd., 2007-1A G1W	0.712%	4/15/24	10,144,384	7,846,681	(a)(b)
ALM Loan Funding, 2015-12A A1	2.183%	4/16/27	7,500,000	7,473,645	(a)(b)
Amortizing Residential Collateral Trust, 2005-BC5 M1	1.488%	7/25/32	815,364	771,780	(b)
Apidos CLO, 2013-16A B	3.433%	1/19/25	4,550,000	4,489,039	(a)(b)
Apidos CLO, 2014-18A A1	2.047%	7/22/26	3,000,000	2,991,081	(a)(b)
Apollo Credit Funding Ltd., 2004A A2	2.378%	4/15/27	2,750,000	2,659,038	(a)(b)
Argent Securities Inc., 2006-W4 A2B	0.563%	5/25/36	121,404	39,213	(b)
Arrowpoint CLO Ltd., 2014-2A A1L	2.156%	3/12/26	7,900,000	7,821,956	(a)(b)
Atrium CDO Corp., 2009-A A	1.974%	2/28/24	1,810,000	1,799,334	(a)(b)
Bayview Financial Acquisition Trust, 2005-B M1	0.888%	4/28/39	60,841	60,714	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-HE10 M1	1.421%	12/25/34	5,980,077	5,624,415	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	1.023%	9/25/34	42,341	41,698	(b)
BlueMountain CLO Ltd., 2012-2A A1	2.056%	11/20/24	3,500,000	3,499,790	(a)(b)
Brazos Student Finance Corp., 2009-1 AS	3.140%	12/27/39	5,900,000	6,185,832	(b)
Carlyle Global Market Strategies, 2013-4A A1	2.098%	10/15/25	1,000,000	996,351	(a)(b)
Carlyle Global Market Strategies, 2013-4A C	3.428%	10/15/25	1,000,000	987,701	(a)(b)
Carlyle Global Market Strategies, 2015-1A A	2.164%	4/20/27	3,250,000	3,243,783	(a)(b)
Cathedral Lake Ltd., 2015-2A AX	1.878%	7/15/27	2,000,000	1,989,996	(a)(b)
CDC Mortgage Capital Trust, 2002-HE1 A	1.073%	1/25/33	199,084	183,390	(b)
Cent CLO LP, 2013-17A A1	1.937%	1/30/25	1,826,000	1,814,816	(a)(b)
Cent CLO LP, 2013-19A A1A	1.968%	10/29/25	3,000,000	2,955,771	(a)(b)
CIFC Funding Ltd., 2013-1A A1	1.783%	4/16/25	5,650,000	5,576,030	(a)(b)
CIFC Funding Ltd., 2014-1A B1	2.633%	4/18/25	5,250,000	5,147,951	(a)(b)
CIFC Funding Ltd., 2014-2A A1L	2.141%	5/24/26	4,250,000	4,234,135	(a)(b)
Commonbond Student Loan Trust, 2015-A A1	3.200%	6/25/32	2,450,623	2,470,858	(a)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	10,520,000	10,125,500	(a)(c)
Conseco Financial Corp., 1996-5 B1	8.100%	7/15/26	15,681	238	(b)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	1.073%	9/25/33	345,395	321,355	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.793%	12/25/36	540,068	261,349	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	6.294%	2/3/29	16,004	15,923	(a)(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	5.340%	10/25/36	$3,167,106	$3,288,608	(a)
DRB Prime Student Loan Trust, 2015-D A2	3.200%	1/25/40	12,741,132	12,934,052	(a)
FBR Securitization Trust, 2005-5 M1	1.136%	11/25/35	10,261,000	9,094,624	(b)
Flatiron CLO Ltd., 2013-1A B	3.383%	1/17/26	1,000,000	953,553	(a)(b)
Galaxy CLO Ltd., 2015-19A A1A	2.188%	1/24/27	2,595,000	2,589,102	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.938%	2/20/32	550,000	484,444	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.934%	3/13/32	1,300,000	1,144,512	(b)
GSAA Home Equity Trust, 2005-6 A3	0.823%	6/25/35	4,406,816	4,192,564	(b)
GSAA Home Equity Trust, 2005-9 2A4	0.614%	8/25/35	6,500,000	5,674,232	(b)
GT Loan Financing Ltd., 2013-1A A	1.904%	10/28/24	7,250,000	7,190,818	(a)(b)
Hertz Vehicle Financing LLC, 2015-1A A	2.730%	3/25/21	3,900,000	3,984,864	(a)
Hertz Vehicle Financing LLC, 2015-1A B	3.520%	3/25/21	13,200,000	13,350,282	(a)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3	0.633%	2/25/36	2,035,194	1,941,902	(b)
JPMorgan Mortgage Acquisition Corp., 2006-FRE1 A3	0.643%	5/25/35	163,994	161,145	(b)
Long Beach Mortgage Loan Trust, 2000-1 AV1	0.968%	1/21/31	91,799	86,108	(b)
Long Beach Mortgage Loan Trust, 2001-1 A1	0.888%	4/21/31	7,118,216	6,717,457	(b)
Long Beach Mortgage Loan Trust, 2004-6 A3	1.753%	11/25/34	2,191,674	2,167,294	(b)
Long Beach Mortgage Loan Trust, 2005-2 M4	1.383%	4/25/35	13,443,636	13,097,920	(b)
Magnetite CLO Ltd., 2012-6A CR	3.253%	9/15/23	6,000,000	5,983,014	(a)(b)
Magnetite CLO Ltd., 2014-9A A1	2.058%	7/25/26	13,808,000	13,787,219	(a)(b)
MASTR Asset-Backed Securities Trust, 2007-NCW A1	0.753%	5/25/37	8,401,442	6,969,418	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R7 1A	4.250%	2/26/29	11,139,626	11,005,683	(a)(b)
Nelnet Student Loan Trust, 2008-2 A4	2.340%	6/26/34	7,408,904	7,485,141	(b)
Oak Hill Credit Partners Ltd., 2014-10A A	2.104%	7/20/26	3,585,000	3,556,026	(a)(b)
Oaktree CLO Ltd., 2014-1A A1	2.127%	2/13/25	2,000,000	1,984,582	(a)(b)
OHA Loan Funding Ltd., 2014-1A A1	2.164%	10/20/26	5,400,000	5,399,978	(a)(b)
OZLM Ltd., 2014-8A B	3.633%	10/17/26	1,000,000	994,285	(a)(b)
Panhandle-Plains Higher Education Authority Inc., 2011-1 A3	1.575%	10/1/37	12,200,000	11,635,910	(b)
PPT Home Loan Trust, 2004-1 A	5.690%	8/25/35	4,385,593	4,499,792	(a)
Provident Bank Home Equity Loan Trust, 1999-3 A3	1.233%	1/25/31	254,333	178,154	(b)
RAAC Series, 2007-RP2 A	0.796%	2/25/46	204,529	188,407	(a)(b)
Residential Asset Securities Corp., 2001-KS2 AII	0.913%	6/25/31	129,439	120,139	(b)
Saranac CLO Ltd., 2014-2A B	2.686%	2/20/25	750,000	722,865	(a)(b)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.934%	10/20/23	5,500,000	5,481,586	(a)(b)
Saxon Asset Securities Trust, 2005-1 M1	1.143%	5/25/35	3,184,982	3,040,639	(b)
Shackleton CLO Ltd., 2013-4A B1	2.630%	1/13/25	5,800,000	5,685,398	(a)(b)
SLM Student Loan Trust, 2004-3 A5	0.808%	7/25/23	5,645,623	5,583,702	(b)

See Notes to Financial Statements.

8	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SLM Student Loan Trust, 2007-2 A3	0.678%	1/25/19	$11,019,773	$10,848,255	(b)
SLM Student Loan Trust, 2007-2 A4	0.698%	7/25/22	14,580,000	13,668,129	(b)
SLM Student Loan Trust, 2007-3 A3	0.678%	4/25/19	5,428,106	5,395,229	(b)
SLM Student Loan Trust, 2007-7 B	1.388%	10/27/70	4,150,000	3,289,735	(b)
SLM Student Loan Trust, 2008-5 A4	2.338%	7/25/23	10,002,800	10,005,927	(b)
SLM Student Loan Trust, 2011-A A3	2.942%	1/15/43	3,125,000	3,144,233	(a)(b)
SLM Student Loan Trust, 2012-3 A	1.103%	12/26/25	12,367,500	11,897,314	(b)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	1,656,511	1,631,457	(a)
Small Business Administration, 2015-10A 1	2.517%	3/10/25	1,268,024	1,305,044
Small Business Administration Participation Certificates, 2013-20L 1	3.380%	12/1/33	2,556,122	2,736,319
Small Business Administration Participation Certificates, 2015-20A 1	2.520%	1/1/35	3,405,232	3,522,396
Small Business Administration Participation Certificates, 2015-20D 1	2.510%	4/1/35	1,240,125	1,273,587
Solarcity LMC Series LLC, 2016-A A	4.800%	9/20/48	10,000,000	10,042,882	(a)
Structured Asset Investment Loan Trust, 2004-1 A3	1.253%	2/25/34	8,369,223	7,951,805	(b)
Structured Asset Securities Corp., 2004-6XS A5B	5.550%	3/25/34	958,143	969,943
Symphony CLO Ltd., 2014-14A A1	2.000%	7/14/26	1,500,000	1,489,113	(a)(b)
Symphony CLO Ltd., 2016-17A A1	2.222%	4/15/28	5,250,000	5,217,235	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A A	1.000%	7/17/28	15,000,000	14,922,570	(a)(b)
Venture CDO Ltd., 2013-15A B1	2.678%	7/15/25	1,500,000	1,483,812	(a)(b)
Voya CLO Ltd., 2014-2A A1	2.083%	7/17/26	2,365,000	2,348,667	(a)(b)
ZAIS CLO 2 Ltd., 2014-2A A1B	3.570%	7/25/26	7,000,000	6,989,913	(a)
Ziggurat CLO Ltd., 2014-1A B1	2.733%	10/17/26	4,000,000	3,870,104	(a)(b)
Total Asset-Backed Securities (Cost — $404,710,037)				404,752,416
Collateralized Mortgage Obligations — 13.1%
American Home Mortgage Assets, 2006-4 1A12	0.663%	10/25/46	1,082,086	713,023	(b)
American Home Mortgage Investment Trust, 2004-4 1A1	1.133%	2/25/45	2,489,375	2,330,254	(b)
APS Resecuritization Trust, 2015-3 1A	0.933%	10/27/46	23,677,545	22,194,836	(a)(b)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	290,000	306,950	(a)
Banc of America Funding Corp., 2005-E 8A1	2.108%	6/20/35	90,642	56,486	(b)
Banc of America Funding Corp., 2006-H 1A1	2.696%	9/20/46	377,373	309,203	(b)
Banc of America Funding Corp., 2015-R3 3A1	1.170%	4/29/47	10,498,774	9,969,751	(a)(b)
Banc of America Funding Corp., 2015-R3 9A1	0.596%	2/27/37	17,330,285	16,164,840	(a)(b)
Banc of America Mortgage Securities Inc., 2004-K 4A1	2.764%	12/25/34	60,963	59,072	(b)
Banc of America Mortgage Securities Inc., 2005-A 4A1	3.278%	2/25/35	11,488	11,241	(b)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	3.211%	11/25/34	2,445,787	2,378,805	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Bear Stearns Mortgage Funding Trust, 2007-AR5 1A1A	0.623%	6/25/47	$4,198,160	$3,290,227	(b)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.506%	1/15/46	7,263	7,255	(b)
CG-CCRE Commercial Mortgage Trust, 2014-FL1 A	1.392%	6/15/31	2,387,743	2,384,461	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,980,000	2,162,264
Citigroup Commercial Mortgage Trust, 2015-GC33 D	3.172%	9/10/58	5,451,000	3,499,729
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	280,000	292,081
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	1,010,000	1,117,307
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	440,000	491,853	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.253%	10/10/46	210,000	222,027	(b)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	441,000	471,579	(a)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,530,000	5,023,668	(a)(b)
Commercial Mortgage Trust, 2013-CR13 XA, IO	1.130%	12/10/23	30,676,846	1,397,395	(b)
Commercial Mortgage Trust, 2014-277P A	3.732%	8/10/49	4,180,000	4,554,107	(a)(b)
Commercial Mortgage Trust, 2014-SAVA D	3.543%	6/15/34	4,600,000	4,483,533	(a)(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.400%	3/10/47	22,264,233	1,550,330	(b)
Commercial Mortgage Trust, 2015-LC21 D	4.456%	7/10/48	11,710,000	8,726,216	(b)
Connecticut Avenue Securities, 2014-C03 1M1	1.653%	7/25/24	2,699,850	2,707,008	(b)
Core Industrial Trust, 2015-TEXW D	3.977%	2/10/34	2,780,000	2,778,093	(a)(b)
Countrywide Alternative Loan Trust, 2005-17 1A1	0.713%	7/25/35	3,759,492	2,872,886	(b)
Countrywide Alternative Loan Trust, 2006-0A08 1A1	0.643%	7/25/46	1,327,370	1,079,707	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.753%	5/25/35	3,975,994	3,327,952	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 2A1	0.673%	5/25/35	2,135,202	1,417,538	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-11 3A3	2.385%	4/25/35	68,532	43,295	(b)
Credit Suisse Mortgage Trust, 2007-C2 AM	5.615%	1/15/49	1,349,000	1,373,655	(b)
Credit Suisse Mortgage Trust, 2015-02R 7A3	2.384%	8/27/36	14,088,784	13,767,257	(a)(b)
Credit Suisse Mortgage Trust, 2015-03R 4A1	0.689%	12/29/35	22,526,407	21,085,636	(a)(b)
Credit Suisse Mortgage Trust, 2015-12R 2A1	0.946%	11/30/37	23,516,000	20,875,779	(a)(b)
Credit Suisse Mortgage Trust, 2015-GLPA A	3.881%	11/15/37	3,210,000	3,549,921	(a)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.903%	6/25/34	462,068	420,323	(b)
Deutsche Mortgage Securities Inc., 2006-PR1 4AF1	0.732%	4/15/36	11,493,241	10,545,048	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR6 2A1A	0.738%	10/19/45	1,598,979	1,346,134	(b)

See Notes to Financial Statements.

10	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	$2,829	$2,938
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	7,527,223	8,425,007
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	5.848%	11/15/36	1,028,694	186,171	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3281 AI, IO	5.988%	2/15/37	2,431,199	496,569	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.588%	9/15/37	1,857,752	348,552	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	5.788%	1/15/40	630,203	121,010	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	2,659,404	2,931,806
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	8,980,237	10,202,916
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.508%	10/15/41	2,575,755	426,678	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.608%	8/15/39	1,863,552	313,416	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.608%	7/15/42	415,856	104,156	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	3,674,698	316,041
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO	5.558%	8/15/42	3,064,286	568,873	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	1,987,001	233,784
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.708%	11/15/42	601,357	119,982	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.708%	11/15/42	647,710	119,884	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	5.758%	5/15/39	1,812,471	266,502	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4194 BI, IO, PAC	3.500%	4/15/43	14,897,367	1,862,363
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	5.808%	9/15/42	1,734,316	332,690	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	4,540,094	505,218
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	3,419,654	345,386
Federal Home Loan Mortgage Corp. (FHLMC), 4310 SA, IO	5.508%	2/15/44	3,734,178	710,996	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4335 SW, IO	5.558%	5/15/44	1,455,371	283,348	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4415 IO, IO	1.854%	4/15/41	3,580,910	252,737	(b)
Federal Home Loan Mortgage Corp. (FHLMC), PO	0.000%	7/15/22	893	878
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	4,634,630	5,299,706
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 170 B, IO	10.000%	3/1/21	3,873	358
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	1,088,630	117,417
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.328%	4/25/20	21,181,358	662,981	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.790%	7/25/21	5,977,704	402,654	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 A1	2.061%	10/25/20	3,050,994	3,107,940

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.703%	10/25/21	$2,027,033	$136,171	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K027 A2	2.637%	1/25/23	3,490,000	3,683,621
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K036 X1, IO	0.920%	10/25/23	81,323,851	3,766,945	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.332%	6/25/21	13,534,224	691,939	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KJ03 A2	2.328%	6/25/21	3,701,000	3,841,981
Federal National Mortgage Association (FNMA), 2006-115 EI, IO	6.187%	12/25/36	2,228,053	527,898	(b)
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	6.027%	4/25/40	1,490,495	335,864	(b)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	6,500,000	7,204,889
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,368,332	1,619,320
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.247%	10/25/26	824,439	129,381	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	590,575	661,488
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	2,239,792	2,563,686
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	931,250	1,093,466
Federal National Mortgage Association (FNMA), 2012-070 HS, IO	5.547%	7/25/42	3,320,027	739,616	(b)
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.197%	2/25/41	955,108	127,741	(b)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	3,694,106	364,482
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	186,379	168,743
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.197%	3/25/42	2,749,096	503,189	(b)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	139,785	126,557
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.147%	7/25/42	894,440	167,928	(b)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	2,749,996	270,493
Federal National Mortgage Association (FNMA), 2012-093 SG, IO	5.647%	9/25/42	1,260,148	233,644	(b)
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.697%	11/25/42	1,552,524	310,128	(b)
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.697%	11/25/42	1,245,021	293,640	(b)

See Notes to Financial Statements.

12	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.697%	11/25/42	$2,532,590	$568,479	(b)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.697%	12/25/42	2,139,947	400,911	(b)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.697%	12/25/42	637,495	124,456	(b)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.697%	12/25/42	1,646,889	381,157	(b)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	3,130,317	278,820
Federal National Mortgage Association (FNMA), 2012-M13 X2, IO	0.851%	5/25/22	124,277,187	4,387,482	(b)
Federal National Mortgage Association (FNMA), 2012-M14 X1, IO	4.382%	2/25/17	39,398,140	448,099	(b)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	4,176,276	4,872,313
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	9,837,823	11,026,844
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	4,111,584	341,690
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	3,858,627	313,401
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	7,047,401	882,710
Federal National Mortgage Association (FNMA), 2013-126 CS, IO	5.697%	9/25/41	5,324,444	777,851	(b)
Federal National Mortgage Association (FNMA), 2013-M1 X2, IO	0.714%	8/25/22	98,182,647	2,813,630	(b)
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.915%	8/25/44	18,873,796	1,287,776	(b)
Federal National Mortgage Association (FNMA), 2014-M3 X2, IO	0.197%	1/25/24	133,301,599	819,458	(b)
Federal National Mortgage Association (FNMA), 2015-37 ST, IO	5.167%	6/25/45	8,433,322	1,534,805	(b)
Federal National Mortgage Association (FNMA), 2015-56 AS, IO	5.697%	8/25/45	2,051,163	555,894	(b)
Federal National Mortgage Association (FNMA), 2015-60 SA, IO	5.697%	8/25/45	3,139,343	721,399	(b)
Federal National Mortgage Association (FNMA), 2015-M4 X2, IO	0.665%	7/25/22	125,248,006	3,407,961	(b)
Federal National Mortgage Association (FNMA), 2015-M7 X2, IO	0.629%	12/25/24	93,904,648	3,483,524	(b)
Federal National Mortgage Association (FNMA), IO	1,009.500%	2/25/20	1	9

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), IO, PAC	1,009.250%	8/25/21	$54	$850
Federal National Mortgage Association (FNMA), PO, PAC	0.000%	5/25/22	2,936	2,885
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	938,968	188,223
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	297,785	46,417
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	148,285	22,566	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	145,746	22,289	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	198,673	31,385
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	1,069,533	200,662
Federal National Mortgage Association (FNMA) STRIPS, 409 C01, IO	3.000%	11/25/26	4,371,639	377,573
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	5,079,757	435,864
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	3,661,464	525,317
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	3,662,162	574,688
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	2,577,678	432,952
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	1,985,574	314,999
Federal National Mortgage Association (FNMA) STRIPS, IO	9.500%	2/25/17	117	1
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	56,201,430	520,869	(a)
FREMF Mortgage Trust, 2014-K36 C	4.499%	12/25/46	1,740,000	1,709,861	(a)(b)
FREMF Mortgage Trust, 2014-K503 C	3.080%	10/25/47	840,000	815,857	(a)(b)
FREMF Mortgage Trust, 2014-K714 C	3.981%	1/25/47	860,000	843,792	(a)(b)
FREMF Mortgage Trust, 2015-K44 B	3.811%	1/25/48	2,430,000	2,342,379	(a)(b)
GE Business Loan Trust, 2007-1A A	0.612%	4/16/35	2,721,336	2,496,469	(a)(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AM	5.290%	11/10/45	2,254,086	2,252,252	(b)
Government National Mortgage Association (GNMA), 2009-106 PD, PAC	4.500%	4/20/38	3,000,000	3,231,145
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.052%	3/20/39	557,345	41,366	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.032%	4/20/40	345,610	51,931	(b)

See Notes to Financial Statements.

14	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	$5,000,000	$5,754,751
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	2,753,463	2,947,978
Government National Mortgage Association (GNMA), 2010-076 CS, IO	6.102%	6/20/40	4,178,875	900,535	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.202%	1/20/40	722,207	83,624	(b)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	17,505,000	18,812,574
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	222,249	1,705
Government National Mortgage Association (GNMA), 2010-H03 FA	1.000%	3/20/60	3,094,822	3,085,003	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.450%	5/20/60	1,531,153	1,548,854	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.786%	8/20/58	1,061,926	1,051,205	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.816%	12/20/60	1,553,145	1,536,887	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.836%	12/20/60	3,607,644	3,576,225	(b)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.826%	9/16/46	54,728,916	1,837,748	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.936%	1/20/61	2,110,001	2,098,811	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.936%	12/20/60	2,457,735	2,444,227	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.886%	2/20/61	2,096,922	2,081,694	(b)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.916%	3/20/61	4,305,823	4,279,874	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.936%	3/20/61	3,058,411	3,041,984	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.152%	4/16/53	24,443,139	1,249,616	(b)
Government National Mortgage Association (GNMA), 2012-034 SA, IO	5.602%	3/20/42	4,416,888	917,652	(b)
Government National Mortgage Association (GNMA), 2012-044 A	2.170%	4/16/41	2,820,067	2,844,066
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.687%	3/16/49	17,166,639	632,742	(b)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	3,356,646	241,728

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	$652,836	$48,508
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.658%	8/16/42	2,146,810	335,482	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.364%	2/16/53	18,190,771	561,376	(b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO	5.758%	10/16/42	2,035,315	394,020	(b)
Government National Mortgage Association (GNMA), 2013-002 IO, IO	0.532%	5/16/54	21,976,510	766,640	(b)
Government National Mortgage Association (GNMA), 2013-063 IO, IO	0.772%	9/16/51	56,969,639	3,288,920	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.069%	9/16/44	21,594,201	1,334,180	(b)
Government National Mortgage Association (GNMA), 2013-163, IO	1.173%	2/16/46	27,574,281	1,841,471	(b)
Government National Mortgage Association (GNMA), 2013-178 IO, IO	0.916%	6/16/55	14,411,450	722,538	(b)
Government National Mortgage Association (GNMA), 2013-188 CI, IO	3.500%	3/20/39	10,550,301	717,568
Government National Mortgage Association (GNMA), 2014-005 SP, IO, PAC	5.708%	6/16/43	2,704,688	310,507	(b)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	1.114%	2/16/48	9,232,949	515,438	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.949%	9/16/55	19,866,056	1,239,775	(b)
Government National Mortgage Association (GNMA), 2014-089 IO, IO	0.922%	1/16/57	12,299,093	965,053	(b)
Government National Mortgage Association (GNMA), 2014-118 HS, IO	5.752%	8/20/44	15,800,668	3,782,610	(b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	5,433,419	559,678
Government National Mortgage Association (GNMA), 2014-175 AB	2.600%	6/16/47	2,259,884	2,306,651
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.824%	8/16/54	47,595,622	2,966,911	(b)
Government National Mortgage Association (GNMA), 2015-073 IO, IO	0.891%	11/16/55	31,310,907	2,080,863	(b)
Government National Mortgage Association (GNMA), 2015-085 AB	2.800%	2/16/47	10,446,238	10,766,804	(b)
Government National Mortgage Association (GNMA), 2015-101 VM	2.532%	2/16/39	4,199,536	4,396,210	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	5,903,982	1,238,228

See Notes to Financial Statements.

16	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2016-36 IO	0.935%	8/16/57	$64,120,363	$5,166,460	(b)
Government National Mortgage Association (GNMA), 2016-45 IO, IO	1.017%	2/16/58	64,468,984	5,278,946	(b)
Greenpoint Mortgage Funding Trust, 2005-AR1 A2	0.893%	6/25/45	3,069,840	2,656,364	(b)
Greenpoint Mortgage Funding Trust, 2005-AR4 A1	0.713%	10/25/45	634,784	543,629	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,120,000	1,280,718	(b)
GS Mortgage Securities Trust, 2014-GC24 D	4.662%	9/10/47	2,500,000	1,887,922	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.803%	1/25/35	155,157	128,336	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.803%	3/25/35	6,557,841	5,532,260	(a)(b)
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	176,058	176,897
HarborView Mortgage Loan Trust, 2005-9 2A1A	0.788%	6/20/35	449,360	406,352	(b)
HarborView Mortgage Loan Trust, 2005-9 2A1B	0.818%	6/20/35	9,482,830	8,347,529	(b)
Hilton USA Trust, 2013-HLF BFL	1.963%	11/5/30	5,467,488	5,463,960	(a)(b)
Homestar Mortgage Acceptance Corp., 2004-3 AV1	0.903%	7/25/34	152,888	150,411	(b)
IMPAC Secured Assets Corp., 2007-2 2A	0.703%	4/25/37	3,266,930	3,021,015	(b)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	2.803%	9/25/35	39,190	32,649	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.212%	11/15/45	940,000	1,007,705	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.050%	1/15/47	490,000	550,317	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C21 XA, IO	1.259%	8/15/47	62,478,407	4,080,721	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 A4	3.801%	9/15/47	540,000	592,407
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.712%	9/15/47	1,540,000	1,532,107	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 A5	3.822%	7/15/48	1,960,000	2,156,535
JPMBB Commercial Mortgage Securities Trust, 2015-C31 A3	3.801%	8/15/48	15,480,000	17,024,180
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AM	5.372%	5/15/47	7,435,409	7,412,718
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	2,000,000	2,084,589
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 XA, IO	1.544%	4/15/46	10,141,087	686,946	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B	2.722%	11/15/31	8,780,000	8,521,759	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	4.192%	5/15/28	4,650,000	4,205,730	(a)(b)
JPMorgan Reremic, 2014-6 8A1	0.626%	10/27/36	6,056,491	5,505,900	(a)(b)
JPMorgan Reremic, 2015-1 1A1	0.606%	12/27/36	7,375,815	6,969,179	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 A	2.202%	2/22/32	6,670,000	6,566,888	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 B	3.952%	2/22/32	4,000,000	3,969,940	(a)(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.567%	6/15/36	$1,410,294	$4,032	(a)(b)(d)
Luminent Mortgage Trust, 2007-2 2A1	0.683%	5/25/37	120,823	89,071	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.603%	12/25/34	67,648	64,585	(b)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	430,574	421,205	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	81,869	83,185	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.803%	5/25/35	625,676	491,459	(a)(b)
Merrill Lynch Mortgage Investors Trust, 1998-C1 A3	6.720%	11/15/26	61,639	61,668	(b)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	2.920%	12/25/35	48,391	44,726	(b)
Merrill Lynch Mortgage Investors Trust, 2006-1 1A	2.703%	2/25/36	195,209	179,142	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.886%	8/15/45	9,259,662	567,773	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	426,000	445,943
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.219%	7/15/46	510,000	572,485	(b)
Morgan Stanley Capital I Trust, 2007-HQ11 A4FL	0.582%	2/12/44	7,380,000	7,324,364	(b)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.681%	10/25/34	262,387	256,978	(b)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.880%	7/25/35	1,249,116	1,119,994	(b)
Morgan Stanley Re-remic Trust, 2015-R4 1A1	0.696%	8/26/47	14,326,192	13,497,361	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R6 2A1	0.699%	7/26/45	15,490,868	14,330,786	(a)(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	7,100,000	7,513,412	(a)(b)
Nomura Asset Acceptance Corp., 2004-R3 A1	6.500%	2/25/35	253,321	249,938	(a)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	113,478	91,492
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	5,208,897	5,163,192	(a)(b)
Nomura Resecuritization Trust, 2015-5R 4A1	0.616%	7/26/37	19,053,687	18,278,681	(a)(b)
Opteum Mortgage Acceptance Corp., 2005-2 AI3	0.773%	4/25/35	1,565,056	1,527,902	(b)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	3,875,914	3,880,206	(a)
Prime Mortgage Trust, 2006-DR1 1A2	6.000%	5/25/35	1,282,151	1,284,909	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	409,637	391,759	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	24,030,125	22,962,125	(a)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	1,624,858	1,643,235
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.653%	2/25/24	5,480,000	5,553,696	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	2.103%	4/25/24	24,754,000	24,753,993	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN3 M2	2.853%	8/25/24	8,895,811	8,963,908	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2	2.953%	8/25/24	3,970,000	4,034,767	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M2	3.103%	10/25/24	2,750,000	2,784,448	(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2	3.353%	7/25/28	23,680,000	24,418,312	(b)
Structured ARM Loan Trust, 2004-10 2A	2.677%	8/25/34	3,516,713	3,507,957	(b)

See Notes to Financial Statements.

18	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Structured ARM Loan Trust, 2005-19XS 1A1	0.773%	10/25/35	$550,936	$450,247	(b)
Structured Asset Securities Corp., 2003-29 1A1	4.750%	9/25/18	721,272	728,459
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.343%	5/10/45	68,130,348	6,314,273	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.646%	12/15/43	6,520,000	6,274,501	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2002-AR19 A6	2.576%	2/25/33	94,659	93,047	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.514%	9/25/33	29,376	29,651	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-S7 A1	4.500%	8/25/18	126,790	127,521
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.773%	8/25/45	5,466,380	5,024,760	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.743%	10/25/45	1,287,176	1,190,173	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.723%	12/25/45	7,333,436	6,729,507	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.743%	12/25/45	110,381	95,838	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.420%	9/25/36	289,155	256,343	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	6,767	7,059
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	18,293,276	17,584,558	(a)(b)(d)
Wells Fargo Commercial Mortgage Trust, 2015-C30 XA, IO	1.172%	9/15/58	59,012,251	3,977,260	(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.337%	5/15/48	48,904,822	3,507,053	(b)
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	183,452	183,170	(a)
WF-RBS Commercial Mortgage Trust, 2012-C10 XA, IO	1.873%	12/15/45	13,044,936	1,008,443	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	250,000	277,765	(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.424%	3/15/47	10,440,712	655,737	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 AS	3.891%	8/15/47	2,767,000	3,001,330
WF-RBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	5,160,000	5,562,677	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.322%	8/15/47	36,591,610	2,373,017	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.995%	10/15/57	3,980,000	3,825,606	(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,916,000	3,145,627
Total Collateralized Mortgage Obligations (Cost — $789,015,134)				770,934,047
Corporate Bonds & Notes — 25.1%
Consumer Discretionary — 1.9%
Automobiles — 0.6%
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	3,950,000	3,962,996	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Automobiles — continued
Ford Motor Co., Senior Notes	4.750%	1/15/43	$8,950,000	$9,473,423
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,020,000	1,216,529
Ford Motor Credit Co., LLC, Senior Notes	3.200%	1/15/21	5,710,000	5,881,780
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	5,230,000	5,998,339
General Motors Co., Senior Notes	6.250%	10/2/43	5,514,000	6,125,243
Hyundai Capital America, Senior Notes	2.125%	10/2/17	1,160,000	1,167,367	(a)
Total Automobiles				33,825,677
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,230,000	3,489,834
Household Durables — 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	1,520,000	1,583,508
Newell Brands Inc., Senior Notes	3.850%	4/1/23	2,850,000	3,022,907
Newell Brands Inc., Senior Notes	4.200%	4/1/26	4,000,000	4,336,204
Total Household Durables				8,942,619
Internet & Catalog Retail — 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,390,000	4,126,332
QVC Inc., Senior Secured Notes	5.950%	3/15/43	100,000	92,505
Total Internet & Catalog Retail				4,218,837
Media — 1.0%
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	40,000	50,153
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	660,000	865,522
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	361,000	387,980	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,770,000	1,935,145	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	380,000	449,990	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	8,940,000	10,674,548	(a)
Comcast Corp., Notes	5.875%	2/15/18	900,000	969,288
Comcast Corp., Senior Notes	6.300%	11/15/17	2,260,000	2,425,285
Comcast Corp., Senior Notes	3.375%	2/15/25	320,000	345,006
Comcast Corp., Senior Notes	3.375%	8/15/25	2,910,000	3,144,357
Comcast Corp., Senior Notes	4.200%	8/15/34	430,000	473,455
Comcast Corp., Senior Notes	5.650%	6/15/35	2,980,000	3,879,784
Comcast Corp., Senior Notes	6.950%	8/15/37	1,130,000	1,625,341
Comcast Corp., Senior Notes	6.550%	7/1/39	300,000	417,291
Comcast Corp., Senior Notes	6.400%	3/1/40	430,000	600,509
COX Communications Inc., Senior Notes	4.700%	12/15/42	70,000	62,181	(a)

See Notes to Financial Statements.

20	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	$3,530,000	$3,608,821	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	2,110,000	2,364,399
Time Warner Cable Inc., Debentures	7.300%	7/1/38	450,000	563,510
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	1,350,000	1,573,039
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	2,830,000	3,286,199
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	2,720,000	2,879,498
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	910,000	1,069,154
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	1,510,000	1,644,370
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	1,230,000	1,291,972
Time Warner Inc., Senior Debentures	7.700%	5/1/32	5,740,000	8,013,769
Time Warner Inc., Senior Notes	4.750%	3/29/21	2,260,000	2,538,812
Time Warner Inc., Senior Notes	6.100%	7/15/40	220,000	268,879
Time Warner Inc., Senior Notes	6.250%	3/29/41	340,000	427,875
Viacom Inc., Senior Notes	4.250%	9/1/23	720,000	748,026
Viacom Inc., Senior Notes	3.875%	4/1/24	360,000	365,652
Total Media				58,949,810
Total Consumer Discretionary				109,426,777
Consumer Staples — 3.3%
Beverages — 1.5%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	3,300,000	3,422,149
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	5,660,000	5,963,772
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	25,260,000	27,059,674
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	21,290,000	24,948,516
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	4,420,000	4,961,697
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	2,130,000	2,383,187
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	3,540,000	3,601,451
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	860,000	967,423
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	3,250,000	3,415,051
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	410,000	435,024
PepsiCo Inc., Senior Notes	7.900%	11/1/18	98,000	113,347
PepsiCo Inc., Senior Notes	4.000%	3/5/42	480,000	515,593
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	10,200,000	11,238,391	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	290,000	345,790	(a)
Total Beverages				89,371,065
Food & Staples Retailing — 0.5%
CVS Health Corp., Senior Notes	2.750%	12/1/22	210,000	216,661
CVS Health Corp., Senior Notes	3.875%	7/20/25	1,709,000	1,879,861
CVS Health Corp., Senior Notes	5.125%	7/20/45	7,040,000	8,733,655

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food & Staples Retailing — continued
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	$6,771,230	$7,683,781
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	545,707	656,047
Kroger Co., Senior Notes	6.900%	4/15/38	1,080,000	1,503,827
Kroger Co., Senior Notes	5.150%	8/1/43	180,000	214,817
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,850,000	4,033,388
Wal-Mart Stores Inc., Senior Notes	4.750%	10/2/43	2,000,000	2,462,718
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	3,530,000	3,623,686
Total Food & Staples Retailing				31,008,441
Food Products — 0.5%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	1,030,000	1,129,603	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	2,168,000	2,442,488
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	2,950,000	3,137,378
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	2,700,000	2,935,651	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,760,000	2,018,581	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,680,000	1,989,386	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	2,990,000	3,270,061
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	1,075,000	1,160,403
Tyson Foods Inc., Senior Bonds	5.150%	8/15/44	4,280,000	4,935,354
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	680,000	693,496	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	1,830,000	1,901,699	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	670,000	714,628	(a)
Total Food Products				26,328,728
Tobacco — 0.8%
Altria Group Inc., Senior Notes	9.250%	8/6/19	3,230,000	3,982,035
Altria Group Inc., Senior Notes	4.750%	5/5/21	4,350,000	4,961,736
Altria Group Inc., Senior Notes	2.850%	8/9/22	3,620,000	3,791,689
Altria Group Inc., Senior Notes	9.950%	11/10/38	200,000	359,789
Altria Group Inc., Senior Notes	10.200%	2/6/39	620,000	1,148,972
Altria Group Inc., Senior Notes	5.375%	1/31/44	3,770,000	4,833,521
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,750,000	1,848,595
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,600,000	2,671,562
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,570,000	1,767,109
Reynolds American Inc., Senior Notes	8.125%	6/23/19	5,000,000	5,928,010
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,012,000	1,069,767
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,240,000	1,619,677
Reynolds American Inc., Senior Notes	5.850%	8/15/45	9,040,000	11,550,688
Total Tobacco				45,533,150
Total Consumer Staples				192,241,384

See Notes to Financial Statements.

22	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Energy — 3.9%
Energy Equipment & Services — 0.3%
Ensco PLC, Senior Notes	5.200%	3/15/25	$2,064,000	$1,434,480
Halliburton Co., Senior Bonds	3.800%	11/15/25	3,990,000	4,167,351
Halliburton Co., Senior Notes	5.000%	11/15/45	1,200,000	1,319,860
Petrofac Ltd., Senior Notes	3.400%	10/10/18	3,730,000	3,729,989	(a)
Pride International Inc., Senior Notes	6.875%	8/15/20	620,000	591,728
Transocean Inc., Senior Notes	6.800%	12/15/16	720,000	727,200
Transocean Inc., Senior Notes	3.750%	10/15/17	4,370,000	4,402,775
Total Energy Equipment & Services				16,373,383
Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	673,000	708,365
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	160,000	182,468
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	22,420,000	20,591,245
Apache Corp., Senior Notes	3.250%	4/15/22	1,320,000	1,352,213
Apache Corp., Senior Notes	6.000%	1/15/37	520,000	593,324
Apache Corp., Senior Notes	5.100%	9/1/40	4,370,000	4,551,211
Apache Corp., Senior Notes	4.750%	4/15/43	10,970,000	11,277,895
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	2,250,000	2,368,584
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	3,270,000	3,340,191
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	160,000	172,096
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	2,140,000	2,245,857
Chevron Corp., Senior Notes	2.954%	5/16/26	6,680,000	6,903,466
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	8,420,000	8,529,839
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	350,000	445,769
ConocoPhillips Co., Senior Notes	4.300%	11/15/44	4,290,000	4,352,956
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	1,670,000	2,084,274
Devon Energy Corp., Senior Notes	3.250%	5/15/22	420,000	407,314
Devon Energy Corp., Senior Notes	5.850%	12/15/25	3,400,000	3,750,489
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,390,000	2,309,180
Devon Energy Corp., Senior Notes	5.000%	6/15/45	7,130,000	6,651,377
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	830,000	965,849
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,980,000	2,898,050
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,580,000	3,980,020
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	3,010,000	3,518,320
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	570,000	664,135
EOG Resources Inc., Senior Notes	4.150%	1/15/26	2,080,000	2,277,120
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	4,850,000	5,148,338
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	5,590,000	6,304,508

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	$514,000	$515,090
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	687,000	662,955
Hess Corp., Notes	8.125%	2/15/19	430,000	479,196
Kerr-McGee Corp., Notes	6.950%	7/1/24	690,000	797,796
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	1,500,000	1,504,890
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	390,000	380,977
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	2,001,000	2,026,075
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	460,000	449,604
Noble Energy Inc., Senior Notes	4.150%	12/15/21	4,970,000	5,225,826
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,720,000	1,802,651
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,650,000	6,300,541
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	2,723,000	2,630,690
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	10,510,000	9,626,634
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,440,000	2,793,968
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,070,000	2,724,625
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	13,833,000	14,261,823
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,770,000	3,096,860	(a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	7,730,000	7,768,650
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	3,280,000	3,420,896	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	4,960,000	5,338,121	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	3,240,000	3,560,967
Shell International Finance BV, Senior Notes	1.875%	5/10/21	1,040,000	1,045,511
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,520,000	5,608,215
Shell International Finance BV, Senior Notes	4.125%	5/11/35	1,620,000	1,746,984
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,800,000	5,211,038
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	2,190,000	2,216,400	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	5,400,000	5,834,975	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	3,810,000	4,741,553	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	2,373,000	2,384,865
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	400,000	430,000
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	26,000	26,260
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,103,000	1,180,210
Total Oil, Gas & Consumable Fuels				214,369,299
Total Energy				230,742,682

See Notes to Financial Statements.

24	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — 9.2%
Banks — 6.7%
Bank of America Corp., Notes	6.875%	4/25/18	$740,000	$807,893
Bank of America Corp., Senior Notes	6.500%	8/1/16	1,030,000	1,033,955
Bank of America Corp., Senior Notes	3.875%	3/22/17	1,150,000	1,171,116
Bank of America Corp., Senior Notes	5.750%	12/1/17	540,000	571,559
Bank of America Corp., Senior Notes	2.600%	1/15/19	2,400,000	2,455,846
Bank of America Corp., Senior Notes	5.625%	7/1/20	400,000	450,016
Bank of America Corp., Senior Notes	3.300%	1/11/23	7,130,000	7,337,818
Bank of America Corp., Senior Notes	4.100%	7/24/23	5,570,000	5,967,336
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,500,000	3,735,526
Bank of America Corp., Senior Notes	3.875%	8/1/25	3,660,000	3,882,568
Bank of America Corp., Senior Notes	3.500%	4/19/26	5,100,000	5,270,279
Bank of America Corp., Senior Notes	5.000%	1/21/44	14,040,000	16,239,703
Bank of America Corp., Senior Notes	4.875%	4/1/44	7,480,000	8,524,178
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	6,040,000	6,243,657
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	3,210,000	3,271,988
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	3,000,000	3,111,264
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	3,010,000	3,572,716
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	1,540,000	1,612,737	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,580,000	4,507,306	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	2,460,000	2,495,424
BNP Paribas SA, Senior Notes	2.700%	8/20/18	5,920,000	6,064,341
BNP Paribas SA, Subordinated Notes	4.375%	9/28/25	2,000,000	2,028,076	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	5,071,000	5,276,908	(a)
Citigroup Inc., Senior Notes	3.300%	4/27/25	15,960,000	16,347,892
Citigroup Inc., Senior Notes	8.125%	7/15/39	600,000	935,780
Citigroup Inc., Senior Notes	4.650%	7/30/45	14,450,000	15,879,524
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	5,080,000	5,311,694
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	2,065,000	2,107,368
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	3,040,000	3,407,661
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,500,000	1,545,389
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	8,620,000	8,879,557
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	460,000	563,302
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	1,196,000	1,427,720
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	1,190,000	1,527,765
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,500,000	1,619,622
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	160,000	177,144	(a)
Compass Bank, Subordinated Notes	3.875%	4/10/25	2,000,000	1,919,252

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	$4,838,000	$5,769,315	(a)(b)(e)
Cooperatieve Rabobank U.A., Senior Notes	3.375%	5/21/25	14,740,000	15,400,101
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	3,930,000	4,144,169
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	4,400,000	4,595,923
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	2,120,000	2,356,700
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	7,210,000	8,049,604	(a)(b)(e)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	440,000	471,945	(a)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	8,700,000	8,964,689
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	4,760,000	5,034,052
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	3,200,000	3,292,211
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	2,140,000	2,165,218
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	5,100,000	5,146,527
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	4,300,000	4,543,036
ING Bank NV, Subordinated Notes	5.800%	9/25/23	4,090,000	4,488,436	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	11,680,000	10,693,005	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	9,000,000	8,753,400	(b)(e)
JPMorgan Chase & Co., Senior Notes	3.150%	7/5/16	2,041,000	2,041,000
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	6,779,000	7,388,771
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	600,000	660,081
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	4,685,000	4,900,088
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	2,550,000	2,599,799
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	7,050,000	7,469,595
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	4,460,000	4,896,982
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	111,936	(a)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	12,600,000	12,621,798
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	5,270,000	5,795,445	(a)
Royal Bank of Canada, Senior Secured Bonds	1.875%	2/5/20	7,660,000	7,760,537
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	3,230,000	3,149,583
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	5,045,000	5,170,096
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	810,000	796,755	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	8,880,000	9,035,231	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	3,050,000	3,161,471	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/1/16	24,760,000	24,451,441	(b)(e)
Wachovia Corp., Senior Notes	5.750%	6/15/17	9,770,000	10,190,315
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	2,300,000	2,452,375	(b)(e)
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	1,610,000	1,619,016
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	600,000	670,478
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	2,020,000	2,090,151

See Notes to Financial Statements.

26	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	$150,000	$161,490
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	11,095,000	11,979,615
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	480,000	559,187
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,700,000	2,033,623
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	890,000	938,646
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,990,000	5,460,577
Wells Fargo Bank NA, Subordinated Notes	6.000%	11/15/17	880,000	936,344
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	8,000	8,440
Total Banks				392,261,077
Capital Markets — 1.1%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	730,000	775,581
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	510,000	529,063	(a)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,900,000	3,883,675
Credit Suisse NY, Senior Notes	3.625%	9/9/24	2,970,000	3,072,664
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	8/1/16	373,000	279,347	(b)(e)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	2,820,000	3,108,441
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	3,650,000	3,745,520
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	5,640,000	6,273,479
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	380,000	433,593
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	910,000	1,026,919
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	320,000	371,507
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,130,000	1,208,049
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,510,000	1,601,070
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	6,120,000	7,919,916
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,840,000	2,935,677
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,000,000	1,233,534
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	10,510,000	10,964,673
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	370,000	385,574	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/1/16	1,430,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	13,380,000	0	*(c)(d)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(c)(d)(f)(g)
Morgan Stanley, Medium-Term Notes	1.083%	10/18/16	3,100,000	3,101,153	(b)
Morgan Stanley, Senior Notes	4.750%	3/22/17	560,000	573,888
Morgan Stanley, Senior Notes	5.950%	12/28/17	1,400,000	1,488,816
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,040,000	2,289,115
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	3,570,000	3,741,567

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
State Street Corp., Senior Notes	3.300%	12/16/24	$1,470,000	$1,571,842
Total Capital Markets				62,514,663
Consumer Finance — 0.3%
American Express Co., Senior Notes	2.650%	12/2/22	11,000	11,144
Capital One Financial Corp., Subordinated Notes	6.150%	9/1/16	2,490,000	2,509,367
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	5,080,000	5,692,160
Navient Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	8,050,000	5,655,125
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	4,970,000	4,990,233
Total Consumer Finance				18,858,029
Diversified Financial Services — 0.4%
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	200,000	222,956
CME Group Inc., Senior Notes	5.300%	9/15/43	1,195,000	1,526,757
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	8,744,000	9,007,728	(a)
GE Capital International Funding Co., Unlimited Co., Senior Notes	4.418%	11/15/35	2,619,000	2,937,434	(a)
ILFC E-Capital Trust II, Bonds	4.230%	12/21/65	4,180,000	3,302,200	(a)(b)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	5,260,000	5,286,300	(a)
MassMutual Global Funding II, Senior Secured Notes	5.250%	7/31/18	3,640,000	3,924,411	(a)
Total Diversified Financial Services				26,207,786
Insurance — 0.5%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/87	5,673,000	5,786,460	(b)
American International Group Inc., Senior Notes	3.750%	7/10/25	730,000	744,020
Chubb Corp., Senior Notes	5.750%	5/15/18	645,000	699,708
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	1,160,000	1,192,639
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,550,000	1,652,144
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	8,147,000	8,697,085
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	2,810,000	3,817,261	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	4,408,000	4,947,552	(a)
Total Insurance				27,536,869
Real Estate Investment Trusts (REITs) — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	1,600,000	1,724,927	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	4,730,000	4,931,072	(a)
Total Real Estate Investment Trusts (REITs)				6,655,999

See Notes to Financial Statements.

28	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Thrifts & Mortgage Finance — 0.1%
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	$3,160,000	$3,225,472
Total Financials				537,259,895
Health Care — 1.6%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	1.750%	11/6/17	2,730,000	2,746,123
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	2,670,000	2,797,706
Amgen Inc., Senior Notes	3.875%	11/15/21	2,700,000	2,943,967
Celgene Corp., Senior Notes	3.550%	8/15/22	1,200,000	1,257,209
Celgene Corp., Senior Notes	3.625%	5/15/24	600,000	624,872
Celgene Corp., Senior Notes	3.875%	8/15/25	3,780,000	4,031,990
Celgene Corp., Senior Notes	5.250%	8/15/43	1,150,000	1,292,658
Celgene Corp., Senior Notes	5.000%	8/15/45	3,050,000	3,359,084
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	3,280,000	3,551,800
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,160,000	2,350,464
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	1,510,000	1,645,923
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	5,830,000	6,629,310
Total Biotechnology				33,231,106
Health Care Equipment & Supplies — 0.3%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	2,970,000	3,199,112
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	2,010,000	2,264,422
Medtronic Inc., Senior Notes	3.125%	3/15/22	40,000	42,401
Medtronic Inc., Senior Notes	3.500%	3/15/25	5,470,000	5,962,984
Medtronic Inc., Senior Notes	4.625%	3/15/45	3,520,000	4,139,136
Total Health Care Equipment & Supplies				15,608,055
Health Care Providers & Services — 0.4%
Aetna Inc., Senior Notes	2.400%	6/15/21	3,350,000	3,417,945
Aetna Inc., Senior Notes	2.800%	6/15/23	850,000	868,278
Aetna Inc., Senior Notes	3.200%	6/15/26	5,260,000	5,411,614
Anthem Inc., Notes	7.000%	2/15/19	992,000	1,122,770
Anthem Inc., Senior Notes	5.875%	6/15/17	738,000	769,122
Anthem Inc., Senior Notes	3.125%	5/15/22	2,040,000	2,110,519
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	400,000	403,515
Humana Inc., Senior Notes	3.150%	12/1/22	750,000	770,084
Humana Inc., Senior Notes	4.625%	12/1/42	870,000	904,281
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,610,000	1,769,208
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	1,140,000	1,250,713
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	650,000	852,353
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,760,000	2,250,579
Total Health Care Providers & Services				21,900,981

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	$1,190,000	$1,261,505
Pharmaceuticals — 0.3%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	2,090,000	2,170,590
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	2,540,000	2,646,243
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	1,490,000	1,531,304
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	840,000	882,061
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	3,050,000	3,209,384
Johnson & Johnson, Senior Notes	3.700%	3/1/46	3,790,000	4,267,510
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	2,250,000	2,352,643
Pfizer Inc., Senior Notes	6.200%	3/15/19	150,000	169,412
Wyeth LLC, Notes	5.950%	4/1/37	1,510,000	2,010,570
Total Pharmaceuticals				19,239,717
Total Health Care				91,241,364
Industrials — 1.3%
Aerospace & Defense — 0.3%
Boeing Co., Senior Notes	6.000%	3/15/19	250,000	282,306
Boeing Co., Senior Notes	4.875%	2/15/20	4,440,000	4,992,265
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	9,479,000	10,296,583
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	614,000	685,355
Raytheon Co., Senior Notes	3.125%	10/15/20	1,280,000	1,372,079
United Technologies Corp., Senior Notes	5.400%	5/1/35	20,000	24,712
United Technologies Corp., Senior Notes	4.500%	6/1/42	1,760,000	2,015,747
Total Aerospace & Defense				19,669,047
Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	3.125%	1/15/21	4,250,000	4,555,962
Airlines — 0.2%
Air 2 US, Notes	8.027%	10/1/19	1,496,312	1,563,646	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.648%	9/15/17	45,955	47,049
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	340,958	346,720
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	148,516	155,942
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	785,154	824,412
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	166,333	193,279
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	1,941,821	2,019,494
Southwest Airlines Co., Notes	5.125%	3/1/17	2,640,000	2,711,782

See Notes to Financial Statements.

30	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Airlines — continued
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	$51,710	$53,468
US Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	3,284,272	3,382,800
Total Airlines				11,298,592
Commercial Services & Supplies — 0.1%
Waste Management Inc., Senior Notes	4.600%	3/1/21	940,000	1,045,002
Waste Management Inc., Senior Notes	3.500%	5/15/24	1,070,000	1,156,482
Waste Management Inc., Senior Notes	7.375%	5/15/29	340,000	476,498
Total Commercial Services & Supplies				2,677,982
Electrical Equipment — 0.2%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	340,000	386,747
Eaton Corp., Senior Notes	1.500%	11/2/17	1,150,000	1,155,597
Eaton Corp., Senior Notes	2.750%	11/2/22	6,830,000	7,001,925
Eaton Corp., Senior Notes	4.150%	11/2/42	4,340,000	4,674,415
Total Electrical Equipment				13,218,684
Industrial Conglomerates — 0.3%
General Electric Co., Senior Notes	4.375%	9/16/20	1,063,000	1,183,912
General Electric Co., Senior Notes	4.625%	1/7/21	1,355,000	1,536,506
General Electric Co., Senior Notes	5.875%	1/14/38	770,000	1,041,401
General Electric Co., Senior Notes	6.875%	1/10/39	8,095,000	12,218,990
General Electric Co., Senior Notes	4.500%	3/11/44	2,894,000	3,339,615
General Electric Co., Subordinated Notes	5.300%	2/11/21	670,000	777,326
Total Industrial Conglomerates				20,097,750
Machinery — 0.0%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	1,530,000	1,572,301
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	780,000	786,018
Total Machinery				2,358,319
Trading Companies & Distributors — 0.1%
Aviation Capital Group Corp., Senior Notes	6.750%	4/6/21	3,950,000	4,463,500	(a)
Total Industrials				78,339,836
Information Technology — 0.9%
Communications Equipment — 0.0%
Harris Corp., Senior Notes	5.054%	4/27/45	1,600,000	1,814,778
IT Services — 0.3%
MasterCard Inc., Senior Notes	3.375%	4/1/24	3,100,000	3,359,182
Visa Inc., Senior Notes	2.200%	12/14/20	1,820,000	1,876,567
Visa Inc., Senior Notes	3.150%	12/14/25	9,210,000	9,846,512
Visa Inc., Senior Notes	4.300%	12/14/45	3,420,000	3,959,488
Total IT Services				19,041,749

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp., Senior Notes	3.700%	7/29/25	$950,000	$1,055,178
Intel Corp., Senior Notes	4.900%	7/29/45	1,230,000	1,432,789
KLA-Tencor Corp., Senior Notes	4.125%	11/1/21	5,875,000	6,254,766
Total Semiconductors & Semiconductor Equipment				8,742,733
Software — 0.1%
Oracle Corp., Senior Notes	1.200%	10/15/17	4,460,000	4,475,793
Technology Hardware, Storage & Peripherals — 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	8,330,000	8,533,335	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	8,080,000	8,316,510	(a)
Total Technology Hardware, Storage & Peripherals				16,849,845
Total Information Technology				50,924,898
Materials — 1.1%
Chemicals — 0.1%
Ecolab Inc., Senior Notes	4.350%	12/8/21	750,000	849,046
OCP SA, Senior Notes	4.500%	10/22/25	4,690,000	4,581,192	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	690,000	760,864
PPG Industries Inc., Senior Notes	6.650%	3/15/18	55,000	59,509
Total Chemicals				6,250,611
Metals & Mining — 1.0%
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	91,000	101,375
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	2,787,000	2,939,909
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	3,840,000	4,134,566
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	840,000	867,591
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	550,000	622,560
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	6,270,000	6,627,083
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	910,000	944,717
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	2,080,000	2,416,902
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	5,950,000	6,321,875	(a)(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	4,780,000	4,318,429
Glencore Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	600,000	607,200	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	3,930,000	3,915,262	(a)
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	1,050,000	1,009,313	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	8,810,000	8,281,400	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	7,470,000	6,622,506
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	7,104,000	6,464,640
Total Metals & Mining				56,195,328

See Notes to Financial Statements.

32	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Paper & Forest Products — 0.0%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	$2,220,000	$2,364,668
Total Materials				64,810,607
Telecommunication Services — 1.2%
Diversified Telecommunication Services — 1.0%
AT&T Inc., Global Notes	5.800%	2/15/19	3,000,000	3,325,065
AT&T Inc., Senior Notes	4.450%	5/15/21	740,000	812,655
AT&T Inc., Senior Notes	3.400%	5/15/25	17,130,000	17,522,397
AT&T Inc., Senior Notes	5.550%	8/15/41	3,020,000	3,383,505
AT&T Inc., Senior Notes	4.350%	6/15/45	1,790,000	1,734,449
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	5,620,000	5,889,917	(a)
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	480,000	536,231
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	1,020,000	1,125,907
Verizon Communications Inc., Senior Notes	4.500%	9/15/20	670,000	743,671
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	3,120,000	3,147,799
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	5,820,000	6,778,123
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	8,070,000	8,582,711
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	3,568,000	4,554,206
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	3,126,000	4,211,929
Total Diversified Telecommunication Services				62,348,565
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,910,000	3,070,283
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	2,080,000	2,304,690
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	5,062,000	5,193,708
Total Wireless Telecommunication Services				10,568,681
Total Telecommunication Services				72,917,246
Utilities — 0.7%
Electric Utilities — 0.6%
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	630,000	865,994
Duke Energy Corp., Senior Notes	3.550%	9/15/21	870,000	927,127
Exelon Corp., Bonds	5.625%	6/15/35	515,000	614,382
FirstEnergy Corp., Notes	7.375%	11/15/31	7,665,000	9,513,944
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	1,270,000	1,285,815
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	4,270,000	4,405,227
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	2,270,000	2,594,610	(h)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	7,320,000	9,752,861
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	260,000	299,476
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	4,720,000	6,144,439
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,220,000	1,269,578
Total Electric Utilities				37,673,453

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Gas Utilities — 0.1%
Southern Natural Gas Co., LLC, Senior Notes	5.900%	4/1/17	$30,000	$30,798	(a)
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	4,850,000	5,377,510
Total Gas Utilities				5,408,308
Total Utilities				43,081,761
Total Corporate Bonds & Notes (Cost — $1,434,807,420)				1,470,986,450
Mortgage-Backed Securities — 13.8%
FHLMC — 2.7%
Federal Home Loan Mortgage Corp. (FHLMC)	2.561%	10/1/35	659,962	697,347	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.795%	1/1/36	190,603	201,790	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.927%	1/1/37	7,807	8,185	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.484%	2/1/37	73,396	77,633	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.366%	4/1/37	64,797	67,545	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.675%	8/1/37	3,568,103	3,793,260	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.535%	1/1/38	184,204	195,024	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	4/1/17-11/1/39	850,822	975,125
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	4/1/19-3/1/44	22,825,830	25,365,936
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/20-11/1/41	10,338,553	11,414,527
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/24-3/1/39	1,509,013	1,754,156
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-8/1/43	64,540,583	69,847,812
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/16/31-8/11/46	11,300,000	11,899,368	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	6/1/32-9/1/39	859,310	1,009,298
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	6/1/33-4/1/38	3,364,903	3,751,487
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	24,384,551	26,037,852
Total FHLMC				157,096,345
FNMA — 8.3%
Federal National Mortgage Association (FNMA)	4.500%	7/1/18-2/1/45	52,107,839	57,507,214
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-7/1/45	59,381,930	64,597,019
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-6/1/41	12,782,024	13,982,747
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	9,300,802	10,667,377
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	710,000	745,876
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	102,595	105,983
Federal National Mortgage Association (FNMA)	7.000%	1/1/27-2/1/39	4,037,813	4,629,313
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	4,681,551	4,839,656
Federal National Mortgage Association (FNMA)	6.500%	7/1/28-5/1/40	2,278,994	2,622,634
Federal National Mortgage Association (FNMA)	2.500%	8/16/31	9,400,000	9,710,451	(i)
Federal National Mortgage Association (FNMA)	3.000%	8/16/31	8,200,000	8,587,578	(i)
Federal National Mortgage Association (FNMA)	3.500%	8/16/31	6,800,000	7,196,947	(i)
Federal National Mortgage Association (FNMA)	3.303%	6/1/35	1,864,286	1,991,866	(b)

See Notes to Financial Statements.

34	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.802%	7/1/35	$379,281	$398,173	(b)
Federal National Mortgage Association (FNMA)	2.378%	8/1/35	150,422	158,954	(b)
Federal National Mortgage Association (FNMA)	2.443%	9/1/35	658,053	696,521	(b)
Federal National Mortgage Association (FNMA)	2.548%	9/1/35	1,046,304	1,106,029	(b)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	5,138,259	5,795,452
Federal National Mortgage Association (FNMA)	2.375%	10/1/35	186,539	196,976	(b)
Federal National Mortgage Association (FNMA)	2.403%	10/1/35	284,750	298,810	(b)
Federal National Mortgage Association (FNMA)	2.442%	10/1/35	2,424,702	2,535,345	(b)
Federal National Mortgage Association (FNMA)	2.611%	10/1/35	222,812	235,620	(b)
Federal National Mortgage Association (FNMA)	3.241%	10/1/35	434,301	460,877	(b)
Federal National Mortgage Association (FNMA)	2.330%	11/1/35	819,026	854,454	(b)
Federal National Mortgage Association (FNMA)	2.377%	11/1/35	932,483	971,083	(b)
Federal National Mortgage Association (FNMA)	2.390%	11/1/35	742,029	779,126	(b)
Federal National Mortgage Association (FNMA)	2.406%	11/1/35	866,950	904,331	(b)
Federal National Mortgage Association (FNMA)	2.425%	11/1/35	994,744	1,039,771	(b)
Federal National Mortgage Association (FNMA)	2.767%	9/1/36	475,388	505,276	(b)
Federal National Mortgage Association (FNMA)	2.668%	12/1/36	16,912	17,955	(b)
Federal National Mortgage Association (FNMA)	2.115%	2/1/37	6,968,254	7,229,504	(b)
Federal National Mortgage Association (FNMA)	3.500%	8/1/42-1/1/46	87,492,473	92,764,302
Federal National Mortgage Association (FNMA)	3.000%	12/1/42-2/1/43	4,095,733	4,265,662
Federal National Mortgage Association (FNMA)	4.000%	7/14/46	110,800,000	118,795,195	(i)
Federal National Mortgage Association (FNMA)	5.000%	7/14/46	55,700,000	61,886,142	(i)
Total FNMA				489,080,219
GNMA — 2.8%
Government National Mortgage Association (GNMA)	8.000%	10/15/16-7/15/17	4,711	4,735
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	54,662	63,484
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	8,706,600	10,132,016
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	64,249	68,281
Government National Mortgage Association (GNMA)	6.000%	3/15/26-6/15/35	3,885,882	4,510,664
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	361,135	412,399
Government National Mortgage Association (GNMA)	5.000%	1/15/40	103,932	116,421
Government National Mortgage Association (GNMA)	3.500%	7/20/46	1,200,000	1,273,781	(i)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	$6,088,721	$6,977,702
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	1,178,112	1,432,385
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/41	7,266,091	7,930,623
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-11/20/40	1,332,550	1,482,311
Government National Mortgage Association (GNMA) II	3.500%	9/20/45	41,734,354	44,352,014
Government National Mortgage Association (GNMA) II	3.000%	8/18/46	28,600,000	29,845,105	(i)
Government National Mortgage Association (GNMA) II	3.500%	8/18/46	53,700,000	56,919,903	(i)
Total GNMA				165,521,824
Total Mortgage-Backed Securities (Cost — $797,287,431)				811,698,388
Municipal Bonds — 0.1%
Illinois — 0.1%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	5,380,000	5,002,270
Ohio — 0.0%
American Municipal Power-Ohio Inc., OH, Revenue, Taxable-combined Hydroelectric Project Build America Bonds	7.834%	2/15/41	150,000	232,214
Total Municipal Bonds (Cost — $5,594,456)				5,234,484
Sovereign Bonds — 2.9%
Brazil — 0.1%
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	6,890,000	6,183,775
Colombia — 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	11,700,000	12,957,750
Indonesia — 0.1%
Republic of Indonesia, Notes	3.750%	4/25/22	4,346,000	4,495,481	(h)
Republic of Indonesia, Notes	3.750%	4/25/22	280,000	289,631	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	290,000	322,504	(h)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	1,190,000	1,292,028	(h)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	340,000	382,603	(h)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	911,000	1,053,542	(a)
Total Indonesia				7,835,789
Mexico — 1.5%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	112,000	140,840
United Mexican States, Senior Notes	4.000%	10/2/23	164,000	176,554

See Notes to Financial Statements.

36	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Mexico — continued
United Mexican States, Senior Notes	3.600%	1/30/25	$10,660,000	$11,139,700
United Mexican States, Senior Notes	4.750%	3/8/44	580,000	624,950
United Mexican States, Senior Notes	5.550%	1/21/45	48,390,000	57,947,025
United Mexican States, Senior Notes	4.600%	1/23/46	14,900,000	15,719,500
Total Mexico				85,748,569
Peru — 0.2%
Republic of Peru, Senior Bonds	6.550%	3/14/37	1,070,000	1,441,825
Republic of Peru, Senior Bonds	5.625%	11/18/50	8,140,000	10,093,600
Total Peru				11,535,425
Poland — 0.4%
Republic of Poland, Senior Notes	5.000%	3/23/22	6,990,000	7,861,653
Republic of Poland, Senior Notes	4.000%	1/22/24	16,860,000	18,208,800
Total Poland				26,070,453
Russia — 0.3%
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	6,464,165	7,886,281	(h)
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	1,502,900	1,833,538	(a)
Russian Foreign Bond — Eurobond, Senior Notes	4.500%	4/4/22	6,400,000	6,839,360	(h)
Total Russia				16,559,179
Turkey — 0.1%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	1,160,000	1,264,400
Republic of Turkey, Senior Notes	4.875%	4/16/43	3,030,000	2,958,038
Total Turkey				4,222,438
Total Sovereign Bonds (Cost — $152,908,516)				171,113,378
U.S. Treasury Inflation Protected Securities — 2.7%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	21,181,446	25,290,583
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	3,222,551	4,251,040
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	11,465,613	11,488,154
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	4,105,800	4,746,317
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	23,914,051	24,015,877
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	24,543,862	26,497,137
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	5,205,253	5,359,787
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	52,936,492	55,743,926
Total U.S. Treasury Inflation Protected Securities (Cost — $146,562,229)				157,392,821

		Expiration Date	Contracts
Purchased Options — 0.0%
U.S. Treasury 5-Year Notes Futures, Call @ $122.00		7/22/16	355	160,859
U.S. Treasury 5-Year Notes Futures, Call @ $122.25		7/22/16	356	116,813

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Bond Fund

Security		Expiration Date	Contracts	Value
Purchased Options — continued
U.S. Treasury 10-Year Notes Futures, Call @ $132.50		7/22/16	355	$327,266
U.S. Treasury 10-Year Notes Futures, Put @ $132.50		7/22/16	356	155,750
U.S. Treasury 10-Year Notes Futures, Put @ $133.00		7/22/16	356	233,625
U.S. Treasury Long-Term Bonds Futures, Put @ $171.00		7/22/16	71	86,531
Total Purchased Options (Cost — $1,009,072)				1,080,844
Total Investments before Short-Term Investments (Cost — $5,455,301,110)				5,617,608,583

	Rate	Maturity Date	Face Amount
Short-Term Investments — 8.2%
Repurchase Agreements — 0.5%
Goldman Sachs & Co. repurchase agreement dated 6/30/16; Proceeds at maturity — $30,000,333; (Fully collateralized by U.S. government agency obligations, 1.985% due 9/29/21; Market value — $30,621,034) (Cost — $30,000,000)	0.400%	7/1/16	$30,000,000	30,000,000

			Shares
Money Market Funds — 7.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $451,252,314)	0.238%		451,252,314	451,252,314
Total Short-Term Investments (Cost — $481,252,314)				481,252,314
Total Investments — 103.9% (Cost — $5,936,553,424#)				6,098,860,897
Liabilities in Excess of Other Assets — (3.9)%				(228,225,675)
Total Net Assets — 100.0%				$5,870,635,222

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)	Illiquid security.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on these securities is currently in default as of June 30, 2016.

(g)	Value is less than $1.

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2016, the Fund held TBA securities with a total cost of $305,079,235 (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

38	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset Core Bond Fund

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Security	Rate	Maturity Date	Face Amount	Value
Securities Sold Short‡
Mortgage-Backed Securities — (1.6)%
FNMA — (0.8)%
Federal National Mortgage Association (FNMA)	3.500%	8/11/46	$(46,400,000)	$(48,901,248)	(a)
GNMA — (0.8)%
Government National Mortgage Association (GNMA) II	3.500%	7/20/46	(40,900,000)	(43,409,918)	(a)
Total Securities Sold Short (Proceeds — $(92,148,742))				$(92,311,166)

‡	Percentages indicated are based on net assets.

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement (See Note 1).

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
U.S. Treasury 5-Year Notes Futures, Call	7/22/16	$122.50	361	$81,789
U.S. Treasury 5-Year Notes Futures, Put	7/22/16	121.25	359	30,852
U.S. Treasury 5-Year Notes Futures, Put	7/22/16	120.00	1,096	25,688
U.S. Treasury 5-Year Notes Futures, Put	7/22/16	121.00	369	20,180
U.S. Treasury 5-Year Notes Futures, Put	7/22/16	120.50	219	6,844
U.S. Treasury 10-Year Notes Futures, Call	7/1/16	132.25	149	114,078
U.S. Treasury 10-Year Notes Futures, Call	7/22/16	130.50	245	623,984
U.S. Treasury 10-Year Notes Futures, Call	7/22/16	131.00	287	600,906
U.S. Treasury 10-Year Notes Futures, Call	7/22/16	132.00	294	367,500
U.S. Treasury 10-Year Notes Futures, Call	7/22/16	133.00	305	195,391
U.S. Treasury 10-Year Notes Futures, Call	7/22/16	133.50	373	163,188
U.S. Treasury 10-Year Notes Futures, Call	7/22/16	134.00	429	127,359
U.S. Treasury 10-Year Notes Futures, Call	8/26/16	133.00	262	278,375
U.S. Treasury 10-Year Notes Futures, Call	8/26/16	135.00	72	31,500
U.S. Treasury 10-Year Notes Futures, Call	8/26/16	134.00	36	24,750
U.S. Treasury 10-Year Notes Futures, Put	7/22/16	132.00	389	103,328

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Bond Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Value
U.S. Treasury 10-Year Notes Futures, Put	7/22/16	$131.00	209	$22,859
U.S. Treasury 10-Year Notes Futures, Put	7/22/16	130.00	222	10,406
U.S. Treasury 10-Year Notes Futures, Put	7/22/16	130.50	152	9,500
U.S. Treasury 10-Year Notes Futures, Put	8/26/16	131.00	1,037	372,672
U.S. Treasury Long-Term Bonds Futures, Call	7/1/16	176.00	107	1,672
U.S. Treasury Long-Term Bonds Futures, Call	7/22/16	166.00	228	1,485,563
U.S. Treasury Long-Term Bonds Futures, Call	7/22/16	167.00	72	402,750
U.S. Treasury Long-Term Bonds Futures, Call	7/22/16	175.00	107	95,297
U.S. Treasury Long-Term Bonds Futures, Call	7/22/16	176.00	43	29,562
U.S. Treasury Long-Term Bonds Futures, Put	7/22/16	168.00	289	117,406
U.S. Treasury Long-Term Bonds Futures, Put	7/22/16	169.00	142	84,313
U.S. Treasury Long-Term Bonds Futures, Put	7/22/16	166.00	482	82,844
U.S. Treasury Long-Term Bonds Futures, Put	7/22/16	167.00	92	24,437
U.S. Treasury Long-Term Bonds Futures, Put	7/22/16	165.00	107	11,703
U.S. Treasury Long-Term Bonds Futures, Put	7/22/16	162.00	219	10,266
U.S. Treasury Long-Term Bonds Futures, Put	7/22/16	158.00	113	1,766
U.S. Treasury Long-Term Bonds Futures, Put	8/26/16	162.00	177	52,547
Total Written Options (Premiums received — $4,890,080)				$5,611,275

See Notes to Financial Statements.

40	Western Asset Core Bond Fund 2016 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2016

Assets:
Investments, at value (Cost — $5,936,553,424)	$6,098,860,897
Cash	33,617,188
Receivable for securities sold	290,417,255
Interest receivable	32,924,068
Receivable for Fund shares sold	27,741,249
Deposits with brokers for open futures contracts	17,894,827
Deposits with brokers for centrally cleared swap contracts	9,519,810
Deposits with brokers for written options	6,629,444
Receivable from broker — variation margin on open futures contracts	4,802,327
Deposits with brokers for purchased options	1,276,964
Receivable from broker — variation margin on centrally cleared swaps	1,228,292
Principal paydown receivable	508,370
Deposits with brokers for OTC swap contracts	500,000
OTC swaps, at value (premiums paid — $186,971)	263,495
Receivable for open OTC swap contracts	23,443
Prepaid expenses	157,374
Other assets	34,392
Total Assets	6,526,399,395

Liabilities:
Payable for securities purchased	547,065,419
Investments sold short, at value (proceeds received — $92,148,742)	92,311,166
Payable for Fund shares repurchased	6,052,272
Written options, at value (premiums received — $4,890,080)	5,611,275
Investment management fee payable	1,685,109
Distributions payable	1,318,367
OTC swaps, at value (premiums received — $69,133)	361,159
Service and/or distribution fees payable	189,597
Payable for open OTC swap contracts	40,518
Directors’ fees payable	31,663
Accrued expenses	1,097,628
Total Liabilities	655,764,173
Total Net Assets	$5,870,635,222

Net Assets:
Par value (Note 7)	$462,715
Paid-in capital in excess of par value	6,033,321,544
Undistributed net investment income	5,000,744
Accumulated net realized loss on investments, futures contracts, written options, short sales and swap contracts	(308,077,567)
Net unrealized appreciation on investments, futures contracts, written options, short sales and swap contracts	139,927,786
Total Net Assets	$5,870,635,222

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	41

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2016

Net Assets:
Class A	$379,750,654
Class C	$55,884,761
Class C1	$20,115,932
Class FI	$253,231,280
Class R	$11,899,691
Class I	$3,166,093,078
Class IS	$1,983,659,826

Shares Outstanding:
Class A	29,947,584
Class C	4,405,001
Class C1	1,585,273
Class FI	19,956,586
Class R	937,542
Class I	249,672,139
Class IS	156,210,960

Net Asset Value:
Class A (and redemption price)	$12.68
Class C*	$12.69
Class C1*	$12.69
Class FI (and redemption price)	$12.69
Class R (and redemption price)	$12.69
Class I (and redemption price)	$12.68
Class IS (and redemption price)	$12.70
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$13.24

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

42	Western Asset Core Bond Fund 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2016

Investment Income:
Interest	$79,394,711

Expenses:
Investment management fee (Note 2)	10,564,975
Transfer agent fees (Note 5)	1,675,376
Service and/or distribution fees (Notes 2 and 5)	1,029,170
Fund accounting fees	162,675
Legal fees	110,594
Registration fees	97,410
Directors’ fees	81,643
Fees recaptured by investment manager (Note 2)	38,357
Shareholder reports	32,789
Audit and tax fees	32,560
Commitment fees (Note 8)	27,756
Insurance	25,973
Custody fees	12,792
Miscellaneous expenses	39,040
Total Expenses	13,931,110
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(996,501)
Net Expenses	12,934,609
Net Investment Income	66,460,102

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Short Sales and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	16,903,959
Futures contracts	(3,168,257)
Written options	23,218,014
Securities sold short	(351,055)
Swap contracts	(12,063,755)
Net Realized Gain	24,538,906
Change in Net Unrealized Appreciation (Depreciation) From:
Investments and investments in other assets	236,241,231
Futures contracts	15,371,403
Written options	(1,692,609)
Securities sold short	(188,456)
Swap contracts	(36,013,178)
Change in Net Unrealized Appreciation (Depreciation)	213,718,391
Net Gain on Investments, Futures Contracts, Written Options, Short Sales and Swap Contracts	238,257,297
Increase in Net Assets From Operations	$304,717,399

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	43

Statements of changes in net assets

For the Six Months Ended June 30, 2016 (unaudited) and the Year Ended December 31, 2015	2016	2015

Operations:
Net investment income	$66,460,102	$102,476,544
Net realized gain	24,538,906	53,795,744
Change in net unrealized appreciation (depreciation)	213,718,391	(121,736,883)
Increase in Net Assets From Operations	304,717,399	34,535,405

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(67,676,370)	(105,830,951)
Decrease in Net Assets From Distributions to Shareholders	(67,676,370)	(105,830,951)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,552,315,317	2,167,458,977
Reinvestment of distributions	59,387,298	90,774,683
Cost of shares repurchased	(709,342,738)	(933,619,687)
Increase in Net Assets From Fund Share Transactions	902,359,877	1,324,613,973
Increase in Net Assets	1,139,400,906	1,253,318,427

Net Assets:
Beginning of period	4,731,234,316	3,477,915,889
End of period*	$5,870,635,222	$4,731,234,316
*Includes undistributed net investment income of:	$5,000,744	$6,217,012

See Notes to Financial Statements.

44	Western Asset Core Bond Fund 2016 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2016[2]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$12.13	$12.31	$11.81	$12.37	$12.08

Income (loss) from operations:
Net investment income	0.14	0.26	0.31	0.26	0.17
Net realized and unrealized gain (loss)	0.55	(0.17)	0.51	(0.53)	0.31
Total income (loss) from operations	0.69	0.09	0.82	(0.27)	0.48

Less distributions from:
Net investment income	(0.14)	(0.27)	(0.32)	(0.29)	(0.19)
Total distributions	(0.14)	(0.27)	(0.32)	(0.29)	(0.19)

Net asset value, end of period	$12.68	$12.13	$12.31	$11.81	$12.37
Total return[4]	5.71%	0.75%	7.02%	(2.23)%	3.96%

Net assets, end of period (000s)	$379,751	$329,325	$164,153	$194,314	$263,926

Ratios to average net assets:
Gross expenses	0.85%[5,6]	0.91%	0.82%	0.87%	0.84%[5]
Net expenses[7]	0.85 [5,6,8]	0.90 [8]	0.82	0.87	0.84 [5]
Net investment income	2.21 [5]	2.14	2.50	2.13	2.06 [5]

Portfolio turnover rate[9]	42%	85%	93%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, effective May 1, 2016, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent. Prior to May 1, 2016, the expense limitation was 0.90%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 94% for the six months ended June 30, 2016, 237%, 318%, 345% and 418% for the years ended December 31, 2015, 2014, 2013 and for the period ended December 31, 2012, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	45

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2016[2]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$12.14	$12.32	$11.81	$12.37	$12.08

Income (loss) from operations:
Net investment income	0.10	0.18	0.20	0.17	0.11
Net realized and unrealized gain (loss)	0.55	(0.17)	0.54	(0.53)	0.30
Total income (loss) from operations	0.65	0.01	0.74	(0.36)	0.41

Less distributions from:
Net investment income	(0.10)	(0.19)	(0.23)	(0.20)	(0.12)
Total distributions	(0.10)	(0.19)	(0.23)	(0.20)	(0.12)

Net asset value, end of period	$12.69	$12.14	$12.32	$11.81	$12.37
Total return[4]	5.36%	0.09%	6.26%	(2.94)%	3.43%

Net assets, end of period (000s)	$55,885	$25,344	$11,177	$3,016	$1,897

Ratios to average net assets:
Gross expenses	1.49%[5]	1.56%[6]	1.69%[6]	1.73%	1.47%[5]
Net expenses[7]	1.49 [5]	1.56 [6]	1.65 [6,8]	1.60 [8]	1.47 [5]
Net investment income	1.56 [5]	1.50	1.68	1.42	1.35 [5]

Portfolio turnover rate[9]	42%	85%	93%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 94% for the six months ended June 30, 2016, 237%, 318%, 345% and 418% for the years ended December 31, 2015, 2014, 2013 and for the period ended December 31, 2012, respectively.

See Notes to Financial Statements.

46	Western Asset Core Bond Fund 2016 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2016[2]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$12.14	$12.32	$11.82	$12.37	$12.40

Income (loss) from operations:
Net investment income	0.11	0.22	0.25	0.21	0.05
Net realized and unrealized gain (loss)	0.55	(0.16)	0.52	(0.52)	(0.03)
Total income (loss) from operations	0.66	0.06	0.77	(0.31)	0.02

Less distributions from:
Net investment income	(0.11)	(0.24)	(0.27)	(0.24)	(0.05)
Total distributions	(0.11)	(0.24)	(0.27)	(0.24)	(0.05)

Net asset value, end of period	$12.69	$12.14	$12.32	$11.82	$12.37
Total return[4]	5.50%	0.44%	6.56%	(2.53)%	0.17%

Net assets, end of period (000s)	$20,116	$20,219	$22,621	$27,827	$41,417

Ratios to average net assets:
Gross expenses	1.24%[5]	1.22%	1.28%	1.27%	1.28%[5]
Net expenses[6]	1.24 [5]	1.22	1.28	1.27	1.28 [5]
Net investment income	1.81 [5]	1.82	2.09	1.72	1.63 [5]

Portfolio turnover rate[7]	42%	85%	93%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period October 3, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 94% for the six months ended June 30, 2016, 237%, 318%, 345% and 418% for the years ended December 31, 2015, 2014, 2013 and for the period ended December 31, 2012, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	47

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$12.14	$12.32	$11.82	$12.37	$11.87	$11.42

Income (loss) from operations:
Net investment income	0.14	0.27	0.32	0.27	0.28	0.35
Net realized and unrealized gain (loss)	0.55	(0.16)	0.51	(0.52)	0.52	0.47
Total income (loss) from operations	0.69	0.11	0.83	(0.25)	0.80	0.82

Less distributions from:
Net investment income	(0.14)	(0.29)	(0.33)	(0.30)	(0.30)	(0.37)
Total distributions	(0.14)	(0.29)	(0.33)	(0.30)	(0.30)	(0.37)

Net asset value, end of period	$12.69	$12.14	$12.32	$11.82	$12.37	$11.87
Total return[3]	5.73%	0.84%	7.10%	(2.06)%	6.82%	7.24%

Net assets, end of period (000s)	$253,231	$231,684	$213,225	$913,908	$942,713	$639,281

Ratios to average net assets:
Gross expenses	0.79%[4,5]	0.82%[5]	0.81%[5]	0.83%[5]	0.75%[5]	0.75%
Net expenses[6]	0.79 [4,5]	0.82 [5]	0.80 [5,7]	0.78 [5,7]	0.75 [5,7]	0.74 [7]
Net investment income	2.27 [4]	2.22	2.61	2.24	2.29	3.01

Portfolio turnover rate[8]	42%	85%	93%	147%	149%	141%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual operating expenses did not exceed 0.79%. Prior to May 1, 2013, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual operating expenses did not exceed 0.77%. Prior to May 1, 2012, as the result of an expense limitation arrangement, the ratio of expenses to average net assets of Class FI shares did not exceed 0.75%. These expense limitations do not include interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 94% for the six months ended June 30, 2016, 237%, 318%, 345%, 418% and 556% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

48	Western Asset Core Bond Fund 2016 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2016[2]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$12.14	$12.32	$11.82	$12.37	$12.08

Income (loss) from operations:
Net investment income	0.12	0.24	0.27	0.22	0.14
Net realized and unrealized gain (loss)	0.55	(0.18)	0.52	(0.52)	0.31
Total income (loss) from operations	0.67	0.06	0.79	(0.30)	0.45

Less distributions from:
Net investment income	(0.12)	(0.24)	(0.29)	(0.25)	(0.16)
Total distributions	(0.12)	(0.24)	(0.29)	(0.25)	(0.16)

Net asset value, end of period	$12.69	$12.14	$12.32	$11.82	$12.37
Total return[4]	5.55%	0.51%	6.70%	(2.42)%	3.73%

Net assets, end of period (000s)	$11,900	$6,790	$2,703	$963	$1,511

Ratios to average net assets:
Gross expenses	1.14%[5,6]	1.18%[6]	1.34%[6]	1.27%[6]	1.40%[5]
Net expenses[7]	1.14 [5,6]	1.15 [6,8]	1.15 [6,8]	1.15 [6,8]	1.15 [5,8]
Net investment income	1.93 [5]	1.92	2.22	1.84	1.72 [5]

Portfolio turnover rate[9]	42%	85%	93%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 94% for the six months ended June 30, 2016, 237%, 318%, 345% and 418% for the years ended December 31, 2015, 2014, 2013 and for the period ended December 31, 2012, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	49

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$12.13	$12.31	$11.81	$12.37	$11.86	$11.42

Income (loss) from operations:
Net investment income	0.16	0.32	0.35	0.30	0.31	0.38
Net realized and unrealized gain (loss)	0.55	(0.17)	0.51	(0.53)	0.53	0.45
Total income (loss) from operations	0.71	0.15	0.86	(0.23)	0.84	0.83

Less distributions from:
Net investment income	(0.16)	(0.33)	(0.36)	(0.33)	(0.33)	(0.39)
Total distributions	(0.16)	(0.33)	(0.36)	(0.33)	(0.33)	(0.39)

Net asset value, end of period	$12.68	$12.13	$12.31	$11.81	$12.37	$11.86
Total return[3]	5.92%	1.21%	7.38%	(1.86)%	7.15%	7.38%

Net assets, end of period (000s)	$3,166,093	$2,383,683	$1,746,415	$570,450	$938,146	$1,576,949

Ratios to average net assets:
Gross expenses	0.52%[4]	0.54%	0.52%	0.49%	0.52%	0.52%
Net expenses	0.45 [4,5,6]	0.45 [5,6]	0.51 [5,6]	0.49	0.52	0.52
Net investment income	2.61 [4]	2.61	2.86	2.48	2.57	3.25

Portfolio turnover rate[7]	42%	85%	93%	147%	149%	141%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 94% for the six months ended June 30, 2016 and 237%, 318%, 345%, 418% and 556% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

50	Western Asset Core Bond Fund 2016 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$12.15	$12.33	$11.82	$12.38	$11.87	$11.43

Income (loss) from operations:
Net investment income	0.16	0.32	0.36	0.31	0.31	0.39
Net realized and unrealized gain (loss)	0.55	(0.17)	0.52	(0.53)	0.54	0.45
Total income (loss) from operations	0.71	0.15	0.88	(0.22)	0.85	0.84

Less distributions from:
Net investment income	(0.16)	(0.33)	(0.37)	(0.34)	(0.34)	(0.40)
Total distributions	(0.16)	(0.33)	(0.37)	(0.34)	(0.34)	(0.40)

Net asset value, end of period	$12.70	$12.15	$12.33	$11.82	$12.38	$11.87
Total return[3]	5.92%	1.22%	7.53%	(1.81)%	7.23%	7.46%

Net assets, end of period (000s)	$1,983,660	$1,734,190	$1,317,622	$1,128,974	$1,217,902	$160,699

Ratios to average net assets:
Gross expenses	0.43%[4]	0.44%[5]	0.45%[5]	0.45%[5]	0.45%	0.45%
Net expenses[6]	0.43 [4]	0.44 [5]	0.45 [5,7]	0.44 [5,7]	0.45 [7]	0.45
Net investment income	2.63 [4]	2.61	2.92	2.57	2.51	3.31

Portfolio turnover rate[8]	42%	85%	93%	147%	149%	141%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Prior to May 1, 2012, as a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.50%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 94% for the six months ended June 30, 2016 and 237%, 318%, 345%, 418% and 556% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2016 Semi-Annual Report	51

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

52	Western Asset Core Bond Fund 2016 Semi-Annual Report

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Core Bond Fund 2016 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
U.S. government & agency obligations	—	$1,824,415,755	—		$1,824,415,755
Asset-backed securities	—	384,584,034	$20,168,382		404,752,416
Collateralized mortgage obligations	—	746,621,742	24,312,305		770,934,047
Corporate bonds & notes:
Financials	—	537,259,895	0	*	537,259,895
Industrials	—	76,164,400	2,175,436		78,339,836
Other corporate bonds & notes	—	855,386,719	—		855,386,719
Mortgage-backed securities	—	811,698,388	—		811,698,388
Municipal bonds	—	5,234,484	—		5,234,484
Sovereign bonds	—	171,113,378	—		171,113,378
U.S. treasury inflation protected securities	—	157,392,821	—		157,392,821
Purchased options	$1,080,844	—	—		1,080,844
Total long-term investments	$1,080,844	$5,569,871,616	$46,656,123		$5,617,608,583
Short-term investments†:
Repurchase agreements	—	$30,000,000	—		$30,000,000
Money market funds	$451,252,314	—	—		451,252,314
Total short-term investments	$451,252,314	$30,000,000	—		$481,252,314
Total investments	$452,333,158	$5,599,871,616	$46,656,123		$6,098,860,897
Other assets	—	—	$32,905		$32,905
Other financial instruments:
Futures contracts	$51,777,462	—	—		$51,777,462
Centrally cleared interest rate swaps	—	$831,757	—		831,757
OTC credit default swaps on credit indices — sell protection‡	—	263,495	—		263,495
Centrally cleared credit default swaps on credit indices — sell protection	—	171,881	—		171,881
Total other financial instruments	$51,777,462	$1,267,133	—		$53,044,595
Total	$504,110,620	$5,601,138,749	$46,689,028		$6,151,938,397

54	Western Asset Core Bond Fund 2016 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$5,611,275	—	—	$5,611,275
Futures contracts	33,564,070	—	—	33,564,070
OTC interest rate swaps‡	—	$75,421	—	75,421
Centrally cleared interest rate swaps	—	40,359,203	—	40,359,203
OTC credit default swaps on corporate issues — sell protection‡	—	275,217	—	275,217
OTC credit default swaps on corporate issues — buy protection‡	—	10,521	—	10,521
Centrally cleared credit default swaps on credit indices — sell protection	—	105,488	—	105,488
Securities sold short	—	92,311,166	—	92,311,166
Total	$39,175,345	$133,137,016	—	$172,312,361

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on

Western Asset Core Bond Fund 2016 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities. At June 30, 2016, the Fund held collateral received from Bank of America Securities LLC and Morgan Stanley & Co. Inc. in the amounts of $290,263 and $579,286 for TBA securities, respectively.

(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(g) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily

56	Western Asset Core Bond Fund 2016 Semi-Annual Report

to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swaptions. The Fund purchases and writes swaptions to manage exposure to an underlying instrument. The Fund may also purchase or write swaptions to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Western Asset Core Bond Fund 2016 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(j) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

58	Western Asset Core Bond Fund 2016 Semi-Annual Report

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2016, the total notional value of all credit default swaps to sell protection was $149,900,684. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2016, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit

Western Asset Core Bond Fund 2016 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in

60	Western Asset Core Bond Fund 2016 Semi-Annual Report

response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any,

Western Asset Core Bond Fund 2016 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2016, the Fund held written options, OTC credit default swaps and OTC interest rate swaps with credit related contingent features which had a liability position of $5,972,434. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2016, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $7,129,444, which could be used to reduce the required payment.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance

62	Western Asset Core Bond Fund 2016 Semi-Annual Report

with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For its services, LMPFA pays Western Asset all of the management fee that LMPFA receives from the Fund.

Effective May 1, 2016, LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that the ratio of total annual operating expenses did not exceed 0.82% for Class A shares. This arrangement cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent. Prior to May 1, 2016, the expense limitation was 0.90%.

LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that the ratio of total annual operating expenses did not exceed 1.65%, 1.42%, 0.85%, 1.15%, 0.45% and 0.45% for Class C, Class C1, Class FI, Class R, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

During the six months ended June 30, 2016, fees waived and/or expenses reimbursed amounted to $996,501.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the

Western Asset Core Bond Fund 2016 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2016, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2016	—	—	—	$30,318	—	$27,792	$63
Expires December 31, 2017	—	—	—	—	$5	1,823,864	—
Expires December 31, 2018	$10,647	—	—	—	—	985,854	—
	$10,647	—	—	$30,318	$5	$2,837,510	$63

For the six months ended June 30, 2016, LMPFA recaptured $20,466, $16,366, and $1,525 for Class A, Class FI and Class R shares, respectively.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C Shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2016, LMIS and its affiliates retained sales charges of $21,079 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2016, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C	Class C1
CDSCs	$13	$8,909	—

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$437,956,179	$5,425,565,175
Sales	359,559,721	4,388,883,346

64	Western Asset Core Bond Fund 2016 Semi-Annual Report

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$251,258,449
Gross unrealized depreciation	(88,950,976)
Net unrealized appreciation	$162,307,473

At June 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	231	9/16	$57,277,338	$57,377,512	$100,174
90-Day Eurodollar	1,374	3/17	339,663,828	341,112,675	1,448,847
90-Day Eurodollar	463	6/17	114,305,517	114,905,025	599,508
90-Day Eurodollar	361	12/18	89,136,586	89,329,451	192,865
U.S. Treasury 2-Year Notes	2,082	9/16	453,546,752	456,641,159	3,094,407
U.S. Treasury 5-Year Notes	23,598	9/16	2,836,485,898	2,882,827,559	46,341,661
					51,777,462
Contracts to Sell:
90-Day Eurodollar	8,935	12/16	2,213,790,474	2,218,672,188	(4,881,714)
90-Day Eurodollar	108	3/18	26,762,049	26,766,450	(4,401)
U.S. Treasury 10-Year Notes	7,776	9/16	1,023,673,525	1,034,086,500	(10,412,975)
U.S. Treasury Long-Term Bonds	2,881	9/16	478,796,824	496,522,344	(17,725,520)
U.S. Treasury Ultra Long-Term Bonds	459	9/16	85,006,665	85,546,125	(539,460)
					(33,564,070)
Net unrealized appreciation on open futures contracts					$18,213,392

During the six months ended June 30, 2016, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of December 31, 2015	12,056	$3,718,967
Options written	52,916	29,285,948
Options closed	(24,890)	(14,262,481)
Options exercised	(72)	(9,922)
Options expired	(30,967)	(13,842,432)
Written options, outstanding as of June 30, 2016	9,043	$4,890,080

At June 30, 2016, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit Suisse	$2,420,000	3/1/17	5.335% semi-annually	3-Month LIBOR quarterly	—	$(75,421)

Western Asset Core Bond Fund 2016 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

CENTRALLY CLEARED INTEREST RATE SWAPS
Central Counterparty	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Chicago Mercantile Exchange	$91,800,000	6/13/21	3-Month LIBOR-BBA quarterly	1.185% semi-annually	—	$831,757
Chicago Mercantile Exchange	160,000,000	8/31/22	1.897% semi-annually	3-Month LIBOR-BBA quarterly	—	(7,615,502)
Chicago Mercantile Exchange	350,796,000	11/30/22	1.900% semi-annually	3-Month LIBOR-BBA quarterly	—	(16,837,317)
Chicago Mercantile Exchange	25,300,000	10/7/23	4.860% semi-annually	3-Month LIBOR-BBA quarterly	$(1,106,846)	(5,442,320)
Chicago Mercantile Exchange	91,560,000	6/13/26	1.580% semi-annually	3-Month LIBOR-BBA quarterly	12,910	(1,548,596)
Chicago Mercantile Exchange	48,708,000	2/15/41	2.720% semi-annually	3-Month LIBOR-BBA quarterly	(79,322)	(8,915,468)
Total	$768,164,000				$(1,173,258)	$(39,527,446)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2016[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$2,710,000	6/20/21	1.31%	1.000% quarterly	$(40,515)	$23,342	$(63,857)
Deutsche Bank AG (Berkshire Hathaway Inc., 1.900%, due 1/31/17)	7,100,000	3/20/24	1.36%	1.000% quarterly	(179,270)	(120,778)	(58,492)
Deutsche Bank AG (Metlife Inc., 4.750% due 2/8/21)	1,820,000	9/20/21	1.38%	1.000% quarterly	(34,502)	15,584	(50,086)
Goldman Sachs Group Inc. (Metlife Inc., 4.750%, due 2/8/21)	1,400,000	6/20/21	1.31%	1.000% quarterly	(20,930)	12,719	(33,649)
Total	$13,030,000				$(275,217)	$(69,133)	$(206,084)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2016[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit Suisse (Southwest Airlines Co., 5.125%, due 3/1/17)	$2,420,000	3/20/17	0.09%	0.690% quarterly	$(10,521)	—	$(10,521)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Banc of America Securities LLC (PrimeX.FRM.1)	$2,570,684	7/25/36	4.420% monthly	$263,495	$186,971	$76,524

66	Western Asset Core Bond Fund 2016 Semi-Annual Report

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Central Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Chicago Mercantile Exchange (Markit CDX.NA.IG.23 Index)	$52,870,000	12/20/19	1.000% quarterly	$441,478	$546,966	$(105,488)
Chicago Mercantile Exchange (Markit CDX.NA.IG.24 Index)	81,430,000	6/20/20	1.000% quarterly	726,333	554,452	171,881
Total	$134,300,000			$1,167,811	$1,101,418	$66,393

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

At June 30, 2016, the Fund held collateral from Bank of America Securities LLC in the amount of $306,132. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2016.

Western Asset Core Bond Fund 2016 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$1,080,844	—	$1,080,844
Futures contracts[3]	51,777,462	—	51,777,462
OTC swap contracts[4]	—	$263,495	263,495
Centrally cleared swap contracts[5]	831,757	171,881	1,003,638
Total	$53,690,063	$435,376	$54,125,439

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$5,611,275	—	$5,611,275
Futures contracts[3]	33,564,070	—	33,564,070
OTC swap contracts[4]	75,421	$285,738	361,159
Centrally cleared swap contracts[5]	40,359,203	105,488	40,464,691
Total	$79,609,969	$391,226	$80,001,195

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(8,826,645)	$(107,618)	$(8,934,263)
Written options	23,218,014	—	23,218,014
Futures contracts	(3,168,257)	—	(3,168,257)
Swap contracts	(6,630,722)	(5,433,033)	(12,063,755)
Total	$4,592,390	$(5,540,651)	$(948,261)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

68	Western Asset Core Bond Fund 2016 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(1,349,912)	$94,227	$(1,255,685)
Written options	(1,692,609)	—	(1,692,609)
Futures contracts	15,371,403	—	15,371,403
Swap contracts	(36,246,280)	233,102	(36,013,178)
Total	$(23,917,398)	$327,329	$(23,590,069)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended June 30, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,370,643
Written options	4,808,035
Futures contracts (to buy)	3,056,503,250
Futures contracts (to sell)	3,124,633,853

Average Notional Balance
Interest rate swap contracts	$4,879,414,000
Credit default swap contracts (to buy protection)	51,245,714
Credit default swap contracts (to sell protection)	153,764,758

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$1,080,844	—	$1,080,844
Futures contracts[3]	4,802,327	—	4,802,327
Centrally cleared swap contracts[3]	1,228,292	—	1,228,292
OTC swap contracts	263,495	$(263,495)	—
Total	$7,374,958	$(263,495)	$7,111,463

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[4,5]	Net Amount
Written options	$5,611,275	$(5,611,275)	—
OTC swap contracts	361,159	(213,772)	$147,387
Total	$5,972,434	$(5,825,047)	$147,387

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Western Asset Core Bond Fund 2016 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

[2]	Market value of purchased options is shown in Investments at value in the Statement of Assets and Liabilities.

[3]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

[4]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[5]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$435,468	$282,768
Class C	191,980	12,515
Class C1	69,736	10,912
Class FI	309,550	119,323
Class R	22,436	7,830
Class I	—	1,236,110
Class IS	—	5,918
Total	$1,029,170	$1,675,376

For the six months ended June 30, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$10,647
Class C	—
Class C1	—
Class FI	—
Class R	—
Class I	985,854
Class IS	—
Total	$996,501

70	Western Asset Core Bond Fund 2016 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Net Investment Income:
Class A	$3,926,399	$6,140,296
Class C	305,595	278,664
Class C1	185,802	414,497
Class FI	2,870,547	4,725,728
Class R	88,279	111,175
Class I	35,870,166	53,022,623
Class IS	24,429,582	41,137,968
Total	$67,676,370	$105,830,951

7. Capital shares

At June 30, 2016, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	6,996,966	$86,538,206	18,247,438	$226,235,028
Shares issued on reinvestment	305,403	3,790,700	489,273	6,015,980
Shares repurchased	(4,498,739)	(55,590,749)	(4,924,772)	(60,590,101)
Net increase	2,803,630	$34,738,157	13,811,939	$171,660,907

Class C
Shares sold	2,606,749	$32,286,784	1,368,302	$16,846,380
Shares issued on reinvestment	16,218	201,933	14,850	182,638
Shares repurchased	(305,968)	(3,793,733)	(202,583)	(2,489,224)
Net increase	2,316,999	$28,694,984	1,180,569	$14,539,794

Class C1
Shares sold	10,237	$125,790	49,414	$610,730
Shares issued on reinvestment	13,700	170,053	31,082	383,110
Shares repurchased	(103,979)	(1,283,917)	(251,246)	(3,092,454)
Net decrease	(80,042)	$(988,074)	(170,750)	$(2,098,614)

Class FI
Shares sold	7,394,198	$91,134,238	9,150,062	$112,465,121
Shares issued on reinvestment	223,840	2,779,218	373,244	4,599,632
Shares repurchased	(6,743,859)	(83,272,399)	(7,747,920)	(95,560,757)
Net increase	874,179	$10,641,057	1,775,386	$21,503,996

Class R
Shares sold	439,342	$5,440,565	524,242	$6,464,939
Shares issued on reinvestment	4,685	58,243	6,435	79,135
Shares repurchased	(65,594)	(808,851)	(190,952)	(2,347,201)
Net increase	378,433	$4,689,957	339,725	$4,196,873

Western Asset Core Bond Fund 2016 Semi-Annual Report	71

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class I
Shares sold	85,255,520	$1,053,583,891	81,104,980	$997,239,704
Shares issued on reinvestment	2,305,344	28,635,550	3,223,723	39,671,942
Shares repurchased	(34,350,362)	(424,688,698)	(29,708,058)	(365,162,129)
Net increase	53,210,502	$657,530,743	54,620,645	$671,749,517

Class IS
Shares sold	22,892,937	$283,205,843	65,546,130	$807,597,075
Shares issued on reinvestment	1,910,929	23,751,601	3,232,818	39,842,246
Shares repurchased	(11,326,360)	(139,904,391)	(32,914,385)	(404,377,821)
Net increase	13,477,506	$167,053,053	35,864,563	$443,061,500

8. Redemption facility

Effective November 24, 2015, the Fund and certain other participating funds within the Corporation (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 22, 2016. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2016, the Fund incurred a commitment fee in the amount of $27,756. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2016.

9. Capital loss carryforward

As of December 31, 2015, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
12/31/2016	$(33,885,094)
12/31/2017	(250,607,702)
12/31/2018	(33,363,704)
$(317,856,500)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $3,094,359, which have no expiration date, must be used first to offset any such gains.

72	Western Asset Core Bond Fund 2016 Semi-Annual Report

Western Asset

Core Bond Fund

Directors

Robert Abeles, Jr.

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E. B. Siart,

Chairman

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Transfer agent

BNYMellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Core Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Bond Fund

Legg Mason Funds

620 Eighth Avenue 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012825 8/16 SR16-2857

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016